UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3373

WESTCORE TRUST
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203
(Address of principal executive offices) (Zip code)

Richard C. Noyes
Westcore Trust
1290 Broadway, Suite 1100
Denver, Colorado 80203
(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: December 31

Date of reporting period: July 1, 2017 – September 30, 2017

Item 1 – Schedule of Investments.

WESTCORE SMALL-CAP GROWTH FUND AS OF
SEPTEMBER 30, 2017 (Unaudited)

	Shares	Value
Common Stocks (98.24%)
Consumer Discretionary (17.72%)
Diversified Consumer Services (2.68%)
Bright Horizons Family Solutions, Inc.**	1,035	$89,228
Grand Canyon Education, Inc.**	661	60,032
		149,260
Hotels Restaurants & Leisure (4.31%)
Jack in the Box, Inc.**	660	67,267
Vail Resorts, Inc.**	498	113,604
Wingstop, Inc.**	1,760	58,520
		239,391
Internet & Direct Marketing Retail (0.37%)
Duluth Holdings, Inc. - Class B**	1,015	20,594

Leisure Products (0.85%)
Callaway Golf Co.**	3,265	47,114

Media (6.54%)
IMAX Corp. (Canada)**	3,925	88,901
Lions Gate Entertainment Corp. - Class B**	1,827	58,080
Lions Gate Entertainment Corp. - Class A**	1,782	59,608
Live Nation Entertainment, Inc.**	2,930	127,602
National CineMedia, Inc.**	4,215	29,421
		363,612
Multiline Retail (0.73%)
Big Lots, Inc.**	755	40,445

Specialty Retail (2.24%)
Burlington Stores, Inc.**	745	71,118
Party City Holdco, Inc.**	3,950	53,522
		124,640
Total Consumer Discretionary		985,056

Consumer Staples (2.59%)
Beverages (1.45%)
MGP Ingredients, Inc.**	1,330	80,638

Food & Staples Retailing (1.14%)
PriceSmart, Inc.**	707	63,100

Total Consumer Staples		143,738

Energy (4.11%)
Energy Equipment & Services (1.00%)
US Silica Holdings, Inc.**	1,785	55,460

Oil Gas & Consumable Fuels (3.11%)
PDC Energy, Inc.**	1,605	78,693
RSP Permian, Inc.**	1,330	46,005
SRC Energy, Inc.**	5,026	48,601
		173,299
Total Energy		228,759
Financials (9.91%)
Banks (3.23%)
Bank of the Ozarks, Inc.**	1,583	76,063
Eagle Bancorp, Inc.**	1,540	103,257
		179,320
Capital Markets (3.44%)
Evercore Partners, Inc. - Class A**	1,676	134,499
MarketAxess Holdings, Inc.**	306	56,460
		190,959
Insurance (1.64%)
AMERISAFE, Inc.**	795	46,269
Trupanion, Inc.**	1,710	45,161
		91,430
Thrift & Mortgage Finance (1.60%)
LendingTree, Inc.**	365	89,224

Total Financials		550,933

Health Care (18.85%)
Biotechnology (2.81%)
Ironwood Pharmaceuticals, Inc.**	2,365	37,296
Prothena Corp. PLC (Ireland)**	805	52,140
Veracyte, Inc.**	7,633	66,942
		156,378
Health Care Equipment & Supplies (6.46%)
Glaukos Corp.**	2,110	69,630
Globus Medical, Inc. - Class A**	2,870	85,296
K2M Group Holdings, Inc.**	2,605	55,252
Nevro Corp.**	1,095	99,514
Wright Medical Group NV (Netherlands)**	1,900	49,153
		358,845
Health Care Providers & Services (4.42%)
Acadia Healthcare Co., Inc.**	2,172	103,735
Amedisys, Inc.**	900	50,364
Civitas Solutions, Inc.**	1,600	29,520
HealthEquity, Inc.**	1,230	62,213
		245,832
Health Care Technology (1.54%)
Medidata Solutions, Inc.**	1,100	85,866

Life Sciences Tools & Services (1.08%)
PRA Health Sciences, Inc.**	790	60,174

Pharmaceuticals (2.54%)
Catalent, Inc.**	1,785	71,257
Intersect ENT, Inc.**	1,350	42,053
Pacira Pharmaceuticals, Inc.**	735	27,599
		140,909
Total Health Care		1,048,004

Industrials (10.29%)
Aerospace & Defense (1.87%)
Hexcel Corp.**	1,810	103,930

Commercial Services & Supplies (0.96%)
Ritchie Bros Auctioneers, Inc. (Canada)**	1,678	53,058

Construction & Engineering (1.49%)
Valmont Industries, Inc.**	525	83,003

Electrical Equipment (2.11%)
Generac Holdings, Inc.**	2,555	117,351

Machinery (1.30%)
Proto Labs, Inc.**	900	72,270

Professional Services (1.25%)
Huron Consulting Group, Inc.**	2,028	69,561

Road & Rail (1.31%)
Saia, Inc.**	1,165	72,987

Total Industrials		572,160

Information Technology (28.77%)
Internet Software & Services (5.79%)
2U, Inc.**	965	54,079
Envestnet, Inc.**	2,780	141,780
GoDaddy, Inc. - Class A**	1,645	71,574
Twilio, Inc.**	1,820	54,327
		321,760
IT Services (2.15%)
EPAM Systems, Inc.**	1,355	119,145

Semiconductors & Semiconductor (9.11%)
Ambarella Inc.**	850	41,659
Inphi Corp.**	1,388	55,090
MACOM Technology Solutions Holdings, Inc.**	1,510	67,361
Microsemi Corp.**	1,980	101,930
Monolithic Power Systems, Inc.**	1,410	150,235
Silicon Laboratories, Inc.**	1,130	90,287
		506,562
Software (11.72%)
Everbridge, Inc.**	3,030	80,053
Fair Isaac Corp.**	476	66,878
FireEye Inc.**	2,450	41,086
Fortinet, Inc.**	1,690	60,570
Globant SA (Luxembourg)**	1,088	43,596
Guidewire Software, Inc.**	687	53,490
RealPage, Inc.**	940	37,506
RingCentral, Inc. - Class A**	1,764	73,647
Tyler Technologies, Inc.**	595	103,720
Zendesk, Inc.**	3,127	91,027
		651,573
Total Information Technology		1,599,040

Materials (2.26%)
Chemicals (2.26%)
Flotek Industries, Inc.**	4,630	21,530
PolyOne Corp.**	2,608	104,398
		125,928
Total Materials		125,928
Real Estate (1.73%)
Equity Real Estate Investment (1.73%)
QTS Realty Trust, Inc. - Class A**	1,834	96,028

Total Real Estate		96,028

Telecommunication Services (2.01%)
Diversified Telecommunication (2.01%)
Cogent Communications Holdings, Inc.**	2,285	111,736

Total Telecommunication Services		111,736

Total Common Stocks
(Cost $4,310,520)		5,461,382

	Shares	Value
Money Market Mutual Funds (2.82%)
Goldman Sachs Financial Square - Government Fund, (7 Day Yield 0.914%)	156,554	156,554
Total Money Market Mutual Funds
(Cost $156,554)		156,554

Total Investments (101.06%)
(Cost $4,467,074)		$5,617,936

Liabilities Less Other Assets (-1.06%)		(59,121)

Net Assets (100.00%)		$5,558,815

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

**	Non-income producing security.

See Notes to Quarterly Statements of Investments.

WESTCORE SMALL-CAP GROWTH FUND II AS OF
SEPTEMBER 30, 2017 (Unaudited)

	Shares	Value
Common Stocks (99.02%)
Consumer Discretionary (17.86%)
Diversified Consumer Services (2.72%)
Bright Horizons Family Solutions, Inc.**	7,420	$639,678
Grand Canyon Education, Inc.**	4,765	432,757
		1,072,435
Hotels Restaurants & Leisure (4.33%)
Jack in the Box, Inc.	4,765	485,649
Vail Resorts, Inc.	3,530	805,263
Wingstop, Inc.	12,585	418,451
		1,709,363
Internet & Direct Marketing Retail (0.37%)
Duluth Holdings, Inc. - Class B**	7,275	147,610

Leisure Products (0.85%)
Callaway Golf Co.	23,330	336,652

Media (6.60%)
IMAX Corp. (Canada)**	28,110	636,691
Lions Gate Entertainment Corp. - Class B**	13,052	414,923
Lions Gate Entertainment Corp. - Class A**	12,730	425,819
Live Nation Entertainment, Inc.**	20,968	913,156
National CineMedia, Inc.	30,170	210,587
		2,601,176
Multiline Retail (0.74%)
Big Lots, Inc.	5,440	291,421

Specialty Retail (2.25%)
Burlington Stores, Inc.**	5,280	504,029
Party City Holdco, Inc.**	28,200	382,110
		886,139
Total Consumer Discretionary		7,044,796

Consumer Staples (2.62%)
Beverages (1.47%)
MGP Ingredients, Inc.	9,520	577,197

Food & Staples Retailing (1.15%)
PriceSmart, Inc.	5,095	454,729

Total Consumer Staples		1,031,926

Energy (4.15%)
Energy Equipment & Services (1.01%)
US Silica Holdings, Inc.	12,730	395,521

Oil Gas & Consumable Fuels (3.14%)
PDC Energy, Inc.**	11,475	562,619
RSP Permian, Inc.**	9,520	329,297
SRC Energy, Inc.**	35,915	347,298
		1,239,214
Total Energy		1,634,735

	Shares	Value
Financials (9.97%)
Banks (3.25%)
Bank of the Ozarks, Inc.	11,303	$543,109
Eagle Bancorp, Inc.**	11,010	738,221
		1,281,330
Capital Markets (3.45%)
Evercore Partners, Inc. - Class A	12,010	963,802
MarketAxess Holdings, Inc.	2,164	399,280
		1,363,082
Insurance (1.66%)
AMERISAFE, Inc.	5,730	333,486
Trupanion, Inc.**	12,130	320,353
		653,839
Thrifts & Mortgage Finance (1.61%)
LendingTree, Inc.**	2,595	634,348

Total Financials		3,932,599

Health Care (19.00%)
Biotechnology (2.84%)
Ironwood Pharmaceuticals, Inc.**	16,870	266,040
Prothena Corp. PLC (Ireland)**	5,790	375,018
Veracyte, Inc.**	54,575	478,623
		1,119,681
Health Care Equipment & Supplies (6.51%)
Glaukos Corp.**	15,065	497,145
Globus Medical, Inc. - Class A**	20,565	611,192
K2M Group Holdings, Inc.**	18,665	395,885
Nevro Corp.**	7,865	714,771
Wright Medical Group NV (Netherlands)**	13,550	350,538
		2,569,531
Health Care Providers & Services (4.45%)
Acadia Healthcare Co., Inc.**	15,500	740,280
Amedisys, Inc.**	6,390	357,584
Civitas Solutions, Inc.**	11,400	210,330
HealthEquity, Inc.**	8,820	446,116
		1,754,310
Health Care Technology (1.56%)
Medidata Solutions, Inc.**	7,890	615,893

Life Sciences Tools & Services (1.09%)
PRA Health Sciences, Inc.**	5,640	429,599

Pharmaceuticals (2.55%)
Catalent, Inc.**	12,760	509,379
Intersect ENT, Inc.**	9,625	299,819
Pacira Pharmaceuticals, Inc.**	5,220	196,011
		1,005,209
Total Health Care		7,494,223

Industrials (10.34%)
Aerospace & Defense (1.88%)
Hexcel Corp.	12,935	742,728

Commercial Services & Supplies (0.96%)
Ritchie Bros Auctioneers, Inc. (Canada)	12,000	379,440

	Shares	Value
Construction & Engineering (1.49%)
Valmont Industries, Inc.	3,710	$586,551

Electrical Equipment (2.12%)
Generac Holdings, Inc.**	18,240	837,763

Machinery (1.30%)
Proto Labs, Inc.**	6,390	513,117

Professional Services (1.26%)
Huron Consulting Group, Inc.**	14,480	496,664

Road & Rail (1.33%)
Saia, Inc.**	8,355	523,441

Total Industrials		4,079,704

Information Technology (29.02%)
Internet Software & Services (5.83%)
2U, Inc.**	6,925	388,077
Envestnet, Inc.**	19,890	1,014,390
GoDaddy, Inc. - Class A**	11,765	511,895
Twilio, Inc.**	12,910	385,364
		2,299,726
IT Services (2.16%)
EPAM Systems, Inc.**	9,675	850,723

Semiconductors & Semiconductor (9.20%)
Ambarella, Inc.**	6,200	303,862
Inphi Corp.**	9,930	394,122
MACOM Technology Solutions Holdings, Inc.**	10,795	481,565
Microsemi Corp.**	14,130	727,412
Monolithic Power Systems, Inc.	10,075	1,073,491
Silicon Laboratories, Inc.**	8,120	648,788
		3,629,240
Software (11.83%)
Everbridge, Inc.**	21,695	573,182
Fair Isaac Corp.	3,420	480,510
FireEye Inc.**	17,450	292,636
Fortinet, Inc.**	12,060	432,230
Globant SA (Luxembourg)**	7,815	313,147
Guidewire Software, Inc.**	4,871	379,256
RealPage, Inc.**	6,750	269,325
RingCentral, Inc. - Class A**	12,585	525,424
Tyler Technologies, Inc.**	4,303	750,099
Zendesk, Inc.**	22,370	651,191
		4,667,000
Total Information Technology		11,446,689

Materials (2.29%)
Chemicals (2.29%)
Flotek Industries, Inc.**	33,115	153,985
PolyOne Corp.	18,665	747,160
		901,145
Total Materials		901,145
	Shares	Value
Real Estate (1.74%)
Equity Real Estate Investment Trusts (REITs) (1.74%)
QTS Realty Trust, Inc. - Class A	13,110	$686,440

Total Real Estate		686,440

Telecommunication Services (2.03%)
Diversified Telecommunication (2.03%)
Cogent Communications Holdings, Inc.	16,390	801,471

Total Telecommunication Services		801,471

Total Common Stocks
(Cost $34,799,003)		39,053,728

	Shares	Value
Money Market Mutual Funds (1.82%)
Goldman Sachs Financial Square - Government Fund, (7 Day Yield 0.914%)	718,295	718,295
Total Money Market Mutual Funds
(Cost $718,295)		718,295

Total Investments (100.84%)
(Cost $35,517,298)		$39,772,023

Liabilities Less Other Assets (-0.84%)		(332,443)

Net Assets (100.00%)		$39,439,580

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

**	Non-income producing security.

See Notes to Quarterly Statements of Investments.

WESTCORE MID-CAP VALUE DIVIDEND FUND AS OF
SEPTEMBER 30, 2017 (Unaudited)

	Shares	Value
Common Stocks (96.14%)
Basic Materials (6.98%)
Chemicals (2.11%)
Compass Minerals International, Inc.	12,430	$806,707
Eastman Chemical Co.	9,900	895,851
		1,702,558
Forestry & Paper (1.51%)
WestRock Co.	21,432	1,215,837

Other Materials (Rubber & Plastic) (1.42%)
Westlake Chemical Corp.	13,850	1,150,797

Specialty Chemicals (1.94%)
Mosaic Co.	34,860	752,627
Valvoline, Inc.	34,700	813,715
		1,566,342
Total Basic Materials		5,635,534

Capital Goods (12.79%)
Aerospace / Defense Suppliers (1.12%)
CAE, Inc. (Canada)	51,445	901,831

Agricultural Products (5.65%)
Ingredion, Inc.	18,140	2,188,410
Tyson Foods, Inc. - Class A	33,690	2,373,460
		4,561,870
Environmental / Pollution Control (1.68%)
Republic Services, Inc.	20,550	1,357,533

Farm Equipment (1.91%)
AGCO Corp.	20,897	1,541,572

Railroads (1.27%)
Kansas City Southern	9,450	1,027,026

Transportation Equipment & Parts (1.16%)
Oshkosh Corp.	11,350	936,829

Total Capital Goods		10,326,661

Consumer (11.14%)
Apparel & Footware Manufacturing (1.19%)
Carter's, Inc.	9,700	957,875

Beverages: Non-Alcoholic (0.95%)
Dr Pepper Snapple Group, Inc.	8,633	763,761

Clothing & Accessories (1.58%)
PVH Corp.	10,109	1,274,341

Consumer Durables (1.27%)
Whirlpool Corp.	5,583	1,029,729
	Shares	Value
Food Products (1.76%)
Lamb Weston Holdings, Inc.	30,325	$1,421,939

General Merchandise (1.75%)
Dollar General Corp.	17,485	1,417,159

Motor Vehicle Parts (1.22%)
Goodyear Tire & Rubber Co.	29,605	984,366

Publishing & Media (1.42%)
Sinclair Broadcast Group, Inc. - Class A	35,800	1,147,390

Total Consumer		8,996,560

Energy (7.74%)
Exploration & Production (6.35%)
Enerplus Corp. (Canada)	88,000	868,560
EQT Corp.	22,050	1,438,542
Noble Energy, Inc.	50,600	1,435,016
Range Resources Corp.	70,775	1,385,067
		5,127,185
Refining & Marketing (1.39%)
Marathon Petroleum Corp.	20,100	1,127,208

Total Energy		6,254,393

Interest Rate Sensitive (20.95%)
Insurance / Real Estate Brokers (2.54%)
Realogy Holdings Corp.	62,150	2,047,843

Integrated Financial Services (1.97%)
Voya Financial, Inc.	39,965	1,594,204

Life & Health Insurance (1.88%)
UNUM Group	29,695	1,518,305

Other Banks (2.98%)
BOK Financial Corp.	13,585	1,210,152
FNB Corp.	85,220	1,195,636
		2,405,788
Property Casualty Insurance (5.74%)
AmTrust Financial Services, Inc.	138,206	1,860,253
Everest Re Group, Ltd. (Bermuda)	6,215	1,419,444
Radian Group, Inc.	72,500	1,355,025
		4,634,722
Regional Banks (4.74%)
Fifth Third Bancorp	43,900	1,228,322
Investors Bancorp, Inc.	117,785	1,606,587
KeyCorp	52,850	994,637
		3,829,546
Specialty Finance (1.10%)
Navient Corp.	58,900	884,678

Total Interest Rate Sensitive		16,915,086

Medical / Healthcare (8.47%)
Healthcare Services (2.98%)
AmerisourceBergen Corp.	18,305	1,514,739

	Shares	Value
Healthcare Services (continued)
Cardinal Health, Inc.	13,385	$895,724
		2,410,463
Medical Products & Supplies (0.97%)
DENTSPLY SIRONA, Inc.	13,150	786,501

Medical Technology (1.28%)
PerkinElmer, Inc.	15,000	1,034,550

Pharmaceuticals (3.24%)
Grifols SA ADR (Spain)	73,350	1,605,632
Perrigo Co. PLC (Ireland)	11,900	1,007,335
		2,612,967
Total Medical / Healthcare		6,844,481

REITs (10.79%)
Diversified And Specialty REITs (1.57%)
CyrusOne, Inc.	21,510	1,267,584

Hotel & Resort REITs (1.14%)
Park Hotels & Resorts, Inc.	33,200	914,992

Multi Family REITs (3.46%)
Equity Residential	19,400	1,279,042
Mid-America Apartment Communities, Inc.	14,190	1,516,627
		2,795,669
Office REITs (1.50%)
Gramercy Property Trust	40,050	1,211,513

Retail REITs (3.12%)
Retail Properties of America, Inc. - Class A	85,950	1,128,524
Tanger Factory Outlet Centers, Inc.	57,045	1,393,039
		2,521,563
Total REITs		8,711,321

Technology (8.60%)
Cable/Satellite/Telecommunication Services (1.69%)
TELUS Corp. (Canada)	37,950	1,365,061

Computer Software (1.87%)
Dolby Laboratories, Inc. - Class A	26,250	1,509,900

IT Services (1.70%)
Amdocs, Ltd.	21,390	1,375,805

Technology Resellers / Distributors (1.79%)
Avnet, Inc.	36,750	1,444,275

Transaction Processing (1.55%)
Genpact, Ltd.	43,600	1,253,500

Total Technology		6,948,541
	Shares	Value
Utilities (8.68%)
Gas Utilities (2.29%)
Spire, Inc.	24,800	$1,851,320

Independent Power (2.71%)
Public Service Enterprise Group, Inc.	47,400	2,192,250

Integrated Gas & Electric (1.19%)
Xcel Energy, Inc.	20,265	958,940

Regulated Electric (2.49%)
Edison International	26,049	2,010,201

Total Utilities		7,012,711

Total Common Stocks
(Cost $68,815,687)		77,645,288

	Shares	Value
Money Market Mutual Funds (3.76%)
Goldman Sachs Financial Square - Government Fund, (7 Day Yield 0.914%)	3,038,833	3,038,833
Total Money Market Mutual Funds
(Cost $3,038,833)		3,038,833

Short Term Investments (0.01%)
Bank of New York Cash Reserve, (7 Day Yield 0.050%)	3,142	3,142

Total Short Term Investments
(Cost $3,142)		3,142

Total Investments (99.91%)
(Cost $71,857,662)		$80,687,263

Other Assets Less Liabilities (0.09%)		70,324

Net Assets (100.00%)		$80,757,587

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Statements of Investments.

WESTCORE MID-CAP VALUE DIVIDEND FUND II AS OF
SEPTEMBER 30, 2017 (Unaudited)

	Shares	Value
Common Stocks (97.00%)
Basic Materials (7.04%)
Chemicals (2.13%)
Compass Minerals International, Inc.	4,930	$319,957
Eastman Chemical Co.	3,920	354,721
		674,678
Forestry & Paper (1.53%)
WestRock Co.	8,503	482,375

Other Materials (Rubber & Plastic) (1.43%)
Westlake Chemical Corp.	5,460	453,671

Specialty Chemicals (1.95%)
Mosaic Co.	13,815	298,266
Valvoline, Inc.	13,600	318,920
		617,186
Total Basic Materials		2,227,910

Capital Goods (12.91%)
Aerospace / Defense Suppliers (1.13%)
CAE, Inc. (Canada)	20,360	356,911

Agricultural Products (5.70%)
Ingredion, Inc.	7,160	863,783
Tyson Foods, Inc. - Class A	13,365	941,564
		1,805,347
Environmental / Pollution Control (1.70%)
Republic Services, Inc.	8,140	537,728

Farm Equipment (1.92%)
AGCO Corp.	8,270	610,078

Railroads (1.29%)
Kansas City Southern	3,750	407,550

Transportation Equipment & Parts (1.17%)
Oshkosh Corp.	4,480	369,779

Total Capital Goods		4,087,393

Consumer (11.26%)
Apparel & Footwear Manufacturer (1.20%)
Carter's, Inc.	3,850	380,187

Beverages: Non-Alcoholic (0.96%)
Dr Pepper Snapple Group, Inc.	3,435	303,894
	Shares	Value
Clothing & Accessories (1.59%)
PVH Corp.	3,999	$504,114

Consumer Durables (1.30%)
Whirlpool Corp.	2,226	410,563

Food Products (1.77%)
Lamb Weston Holdings, Inc.	11,995	562,446

General Merchandise (1.77%)
Dollar General Corp.	6,910	560,056

Motor Vehicle Parts (1.23%)
Goodyear Tire & Rubber Co.	11,686	388,560

Publishing & Media (1.44%)
Sinclair Broadcast Group, Inc. - Class A	14,200	455,110

Total Consumer		3,564,930

Energy (7.80%)
Exploration & Production (6.39%)
Enerplus Corp. (Canada)	34,500	340,515
EQT Corp.	8,720	568,893
Noble Energy, Inc.	19,990	566,916
Range Resources Corp.	28,035	548,645
		2,024,969
Refining & Marketing (1.41%)
Marathon Petroleum Corp.	7,950	445,836

Total Energy		2,470,805

Interest Rate Sensitive (21.13%)
Insurance / Real Estate Brokers (2.56%)
Realogy Holdings Corp.	24,605	810,735

Integrated Financial Services (1.99%)
Voya Financial, Inc.	15,815	630,860

Life & Health Insurance (1.90%)
Unum Group	11,741	600,317

Other Banks (3.00%)
BOK Financial Corp.	5,360	477,469
FNB Corp.	33,740	473,372
		950,841
Property Casualty Insurance (5.80%)
AmTrust Financial Services, Inc.	54,740	736,801
Everest Re Group, Ltd. (Bermuda)	2,460	561,839
Radian Group, Inc.	28,700	536,403
		1,835,043

	Shares	Value
Regional Banks (4.78%)
Fifth Third Bancorp	17,350	$485,453
Investors Bancorp, Inc.	46,633	636,074
KeyCorp	20,890	393,150
		1,514,677
Specialty Finance (1.10%)
Navient Corp.	23,300	349,966

Total Interest Rate Sensitive		6,692,439

Medical / Healthcare (8.56%)
Healthcare Services (3.01%)
AmerisourceBergen Corp.	7,240	599,110
Cardinal Health, Inc.	5,310	355,345
		954,455
Medical Products & Supplies (0.99%)
DENTSPLY SIRONA, Inc.	5,225	312,507

Medical Technology (1.30%)
PerkinElmer, Inc.	5,950	410,372

Pharmaceuticals (3.26%)
Grifols SA ADR (Spain)	29,020	635,248
Perrigo Co. PLC (Ireland)	4,690	397,008
		1,032,256
Total Medical / Healthcare		2,709,590

REITs (10.88%)
Diversified & Specialty REITs (1.59%)
CyrusOne, Inc.	8,540	503,262

Hotel & Resort REITs (1.14%)
Park Hotels & Resorts, Inc.	13,100	361,036

Multi-Family REITs (3.49%)
Equity Residential	7,685	506,672
Mid-America Apartment Communities, Inc.	5,606	599,169
		1,105,841
Office REITs (1.51%)
Gramercy Property Trust	15,863	479,856

Retail REITs (3.15%)
Retail Properties of America, Inc. - Class A	33,880	444,845
Tanger Factory Outlet Centers, Inc.	22,610	552,136
		996,981
Total REITs		3,446,976

Technology (8.68%)
Cable / Satellite / Telecommunication Services (1.70%)
TELUS Corp. (Canada)	14,990	539,190
	Shares	Value
Computer Software (1.89%)
Dolby Laboratories, Inc. - Class A	10,380	$597,058

IT Services (1.72%)
Amdocs, Ltd.	8,455	543,826

Technology Resellers / Distributors (1.80%)
Avnet, Inc.	14,530	571,029

Transaction Processing (1.57%)
Genpact, Ltd.	17,300	497,375

Total Technology		2,748,478

Utilities (8.74%)
Gas Utilities (2.31%)
Spire, Inc.	9,800	731,570

Independent Power (2.73%)
Public Service Enterprise Group, Inc.	18,680	863,950

Integrated Gas and Electric (1.20%)
Xcel Energy, Inc.	8,020	379,507

Regulated Electric (2.50%)
Edison International	10,265	792,150

Total Utilities		2,767,177

Total Common Stocks
(Cost $29,952,411)		30,715,698

	Shares	Value
Money Market Mutual Funds (2.91%)
Goldman Sachs Financial Square - Government Fund, (7 Day Yield 0.914%)	922,325	922,324
Total Money Market Mutual Funds
(Cost $922,324)		922,324

Short Term Investments (0.01%)
Bank of New York Cash Reserve, (7 Day Yield 0.050%)	1,244	1,244

Total Short Term Investments
(Cost $1,244)		1,244

Total Investments (99.92%)
(Cost $30,875,979)	$31,639,266

Other Assets Less Liabilities (0.08%)	25,470

Net Assets (100.00%)	$31,664,736

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Statements of Investments.

WESTCORE SMID-CAP VALUE DIVIDEND FUND AS OF
SEPTEMBER 30, 2017 (Unaudited)

	Shares	Value
Common Stocks (100.28%)
Basic Materials (6.33%)
Chemicals (2.74%)
Compass Minerals International, Inc.	144	$9,345
Eastman Chemical Co.	124	11,221
		20,566
Forestry & Paper (1.04%)
WestRock Co.	137	7,772

Other Materials (Rubber & Plastic) (1.33%)
Westlake Chemical Corp.	120	9,971

Specialty Chemicals (1.22%)
Mosaic Co.	425	9,176

Total Basic Materials		47,485

Capital Goods (12.84%)
Agricultural Products (5.06%)
Dean Foods Co.	849	9,237
Ingredion, Inc.	129	15,563
Tyson Foods, Inc. - Class A	187	13,174
		37,974
Farm Equipment (1.95%)
AGCO Corp.	198	14,606

Industrial Products (2.47%)
Global Brass & Copper Holdings, Inc.	226	7,639
Regal Beloit Corp.	138	10,902
		18,541
Transportation Equipment & Parts (3.36%)
Greenbrier Cos., Inc.	327	15,745
Oshkosh Corp.	115	9,492
		25,237
Total Capital Goods		96,358

Consumer (11.99%)
Clothing & Accessories (1.26%)
Caleres, Inc.	309	9,431

Food Products (1.70%)
Lamb Weston Holdings, Inc.	273	12,801

General Merchandise (1.67%)
Big Lots, Inc.	234	12,535
	Shares	Value
Motor Vehicle Parts (0.96%)
Goodyear Tire & Rubber Co.	218	$7,248

Other Consumer Services (1.83%)
Travelport Worldwide, Ltd. (Great Britain)	875	13,738

Publishing & Media (3.23%)
AMC Entertainment Holdings, Inc. - Class A	498	7,321
Sinclair Broadcast Group, Inc. - Class A	527	16,890
		24,211
Restaurants (1.34%)
Bloomin' Brands, Inc.	572	10,067

Total Consumer		90,031

Energy (6.41%)
Exploration & Production (6.41%)
Enerplus Corp. (Canada)	1,905	18,803
EQT Corp.	130	8,481
Range Resources Corp.	500	9,785
SM Energy Co.	623	11,052
		48,121
Total Energy		48,121

Interest Rate Sensitive (26.97%)
Insurance / Real Estate Brokers (2.06%)
Realogy Holdings Corp.	469	15,453

Integrated Financial Services (1.60%)
Voya Financial, Inc.	301	12,007

Life & Health Insurance (1.56%)
Unum Group	229	11,709

Other Banks (5.04%)
BOK Financial Corp.	142	12,649
FNB Corp.	934	13,104
Glacier Bancorp, Inc.	320	12,083
		37,836
Property Casualty Insurance (5.53%)
AmTrust Financial Services, Inc.	983	13,231
Everest Re Group, Ltd. (Bermuda)	51	11,648
Radian Group, Inc.	889	16,615
		41,494
Regional Banks (6.94%)
Fifth Third Bancorp	569	15,921
First Horizon National Corp.	536	10,264
Investors Bancorp, Inc.	839	11,444
KeyCorp	768	14,454
		52,083

	Shares	Value
Securities & Asset Management (1.98%)
Artisan Partners Asset Management, Inc. - Class A	456	$14,866

Specialty Finance (1.08%)
Navient Corp.	538	8,081

Thrifts (1.18%)
IBERIABANK Corp.	108	8,872

Total Interest Rate Sensitive		202,401

Medical / Healthcare (8.16%)
Healthcare Services (3.16%)
Aceto Corp.	502	5,637
AmerisourceBergen Corp.	117	9,682
Ensign Group, Inc.	373	8,426
		23,745
Pharmaceuticals (5.00%)
Grifols SA ADR (Spain)	367	8,034
Perrigo Co. PLC (Ireland)	130	11,004
Phibro Animal Health Corp. - Class A	499	18,488
		37,526
Total Medical / Healthcare		61,271

REITs (12.59%)
Diversified & Specialty REITs (4.97%)
CyrusOne, Inc.	128	7,543
GEO Group, Inc.	670	18,023
Lexington Realty Trust	1,146	11,712
		37,278
Multi-Family REITs (3.04%)
Education Realty Trust, Inc.	317	11,390
Mid-America Apartment Communities, Inc.	107	11,436
		22,826
Office REITs (1.28%)
Gramercy Property Trust	318	9,620

Retail REITs (3.30%)
CBL & Associates Properties, Inc.	1,646	13,810
Tanger Factory Outlet Centers, Inc.	450	10,989
		24,799
Total REITs		94,523

Technology (10.11%)
Computer Software (2.43%)
TiVo Corp.	920	18,262

Electronic Equipment (1.45%)
MTS Systems Corp.	204	10,904

IT Services (2.35%)
Amdocs, Ltd.	129	8,297
	Shares	Value
IT Services (continued)
EVERTEC, Inc. (Puerto Rico)	590	$9,352
		17,649
Semiconductors (1.15%)
Silicon Motion Technology Corp. ADR (Taiwan)	179	8,597

Technology Resellers & Distributors (1.69%)
Avnet, Inc.	322	12,655

Transaction Processing (1.04%)
Genpact, Ltd.	271	7,791

Total Technology		75,858

Utilities (4.88%)
Gas Utilities (2.40%)
Spire, Inc.	241	17,991

Independent Power (1.06%)
Public Service Enterprise Group, Inc.	173	8,001

Integrated Gas and Electric (1.42%)
NorthWestern Corp.	187	10,648

Total Utilities		36,640

Total Common Stocks
(Cost $748,628)		752,688

	Shares	Value
Money Market Mutual Funds (2.07%)
Goldman Sachs Financial Square - Government Fund, (7 Day Yield 0.914%)	15,525	15,525
Total Money Market Mutual Funds
(Cost $15,525)		15,525

Total Investments (102.35%)
(Cost $764,153)		$768,213

Liabilities Less Other Assets (-2.35%)		(17,643)

Net Assets (100.00%)		$750,570

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Statements of Investments.

WESTCORE SMALL-CAP VALUE DIVIDEND FUND AS OF
SEPTEMBER 30, 2017 (Unaudited)

	Shares	Value
Common Stocks (96.44%)
Basic Materials (3.08%)
Chemicals (1.26%)
Compass Minerals International, Inc.	39,400	$2,557,060

Forestry & Paper (1.24%)
PH Glatfelter Co.	128,580	2,500,881

Non-Ferrous Metals (0.58%)
Materion Corp.	27,220	1,174,543

Total Basic Materials		6,232,484

Capital Goods (11.38%)
Agricultural Products (1.75%)
Dean Foods Co.	325,725	3,543,888

Electrical Equipment (1.21%)
Watts Water Technologies, Inc. - Class A	35,360	2,446,912

Engineering & Construction (0.99%)
Tetra Tech, Inc.	43,015	2,002,348

Industrial Products (5.39%)
Global Brass & Copper Holdings, Inc.	75,630	2,556,294
ITT, Inc.	52,400	2,319,748
Regal Beloit Corp.	43,646	3,448,034
The Timken Co.	52,950	2,570,723
		10,894,799
Transportation Equipment & Parts (2.04%)
Greenbrier Cos., Inc.	85,700	4,126,455

Total Capital Goods		23,014,402

Consumer (12.39%)
Clothing & Accessories (1.55%)
Caleres, Inc.	93,590	2,856,367
Cato Corp. - Class A	20,838	275,687
		3,132,054
Food Products (1.49%)
Flowers Foods, Inc.	160,471	3,018,459

General Merchandise (1.72%)
Big Lots, Inc.	65,000	3,482,050

Other Consumer Services (1.45%)
Travelport Worldwide, Ltd. (Great Britain)	186,660	2,930,562

Publishing & Media (4.69%)
AMC Entertainment Holdings, Inc. - Class A	184,020	2,705,094
Graham Holdings Co. - Class B	3,525	2,062,477
	Shares	Value
Publishing & Media (continued)
Sinclair Broadcast Group, Inc. - Class A	146,755	$4,703,498
		9,471,069
Restaurants (1.49%)
Bloomin' Brands, Inc.	171,605	3,020,248

Total Consumer		25,054,442

Energy (4.92%)
Exploration & Production (4.92%)
Enerplus Corp. (Canada)	709,885	7,006,565
SM Energy Co.	165,130	2,929,406
		9,935,971
Total Energy		9,935,971

Interest Rate Sensitive (30.41%)
Insurance / Real Estate Brokers (2.23%)
Realogy Holdings Corp.	136,500	4,497,675

Life & Health Insurance (0.96%)
CNO Financial Group, Inc.	83,490	1,948,657

Other Banks (15.19%)
First Midwest Bancorp, Inc.	85,480	2,001,942
FNB Corp.	263,510	3,697,045
Glacier Bancorp, Inc.	107,760	4,069,018
Hancock Holding Co.	47,035	2,278,846
Independent Bank Corp.	45,970	3,431,660
Umpqua Holdings Corp.	230,550	4,498,030
United Community Banks, Inc.	73,900	2,109,106
Valley National Bancorp	259,155	3,122,818
Westamerica Bancorporation	34,426	2,049,724
Wintrust Financial Corp.	44,162	3,458,326
		30,716,515
Property Casualty Insurance (4.78%)
AmTrust Financial Services, Inc.	339,735	4,572,833
Radian Group, Inc.	272,411	5,091,362
		9,664,195
Regional Banks (2.28%)
First Horizon National Corp.	112,375	2,151,981
Great Western Bancorp, Inc.	59,710	2,464,829
		4,616,810
Securities & Asset Management (1.88%)
Artisan Partners Asset Management, Inc. - Class A	116,700	3,804,420

Thrifts (3.09%)
IBERIABANK Corp.	35,995	2,956,989
Northwest Bancshares, Inc.	190,065	3,282,423
		6,239,412
Total Interest Rate Sensitive		61,487,684

Medical / Healthcare (6.65%)
Healthcare Services (2.88%)
Aceto Corp.	146,700	1,647,441
Ensign Group, Inc.	184,405	4,165,709
		5,813,150

	Shares	Value
Medical Technology (1.69%)
Bio-Techne Corp.	28,335	$3,425,418

Pharmaceuticals (2.08%)
Phibro Animal Health Corp. - Class A	113,524	4,206,064

Total Medical / Healthcare		13,444,632

REITs (10.26%)
Diversified & Specialty REITs (3.86%)
GEO Group, Inc.	179,004	4,815,208
Lexington Realty Trust	292,520	2,989,554
		7,804,762
Multi-Family REITs (1.37%)
Education Realty Trust, Inc.	77,315	2,777,928

Office REITs (2.50%)
Cousins Properties, Inc.	214,860	2,006,792
Gramercy Property Trust	100,759	3,047,960
		5,054,752
Retail REITs (2.53%)
CBL & Associates Properties, Inc.	608,790	5,107,748

Total REITs		20,745,190

Technology (12.87%)
Computer Software (2.78%)
TiVo Corp.	283,020	5,617,947

Electronic Equipment (3.54%)
Methode Electronics, Inc.	73,237	3,101,587
MTS Systems Corp.	75,865	4,054,984
		7,156,571
IT Services (4.90%)
Convergys Corp.	122,400	3,168,936
EVERTEC, Inc. (Puerto Rico)	207,575	3,290,064
ManTech International Corp. - Class A	78,152	3,450,411
		9,909,411
Semiconductors (1.65%)
Silicon Motion Technology Corp. ADR (Taiwan)	69,550	3,340,486

Total Technology		26,024,415

Utilities (4.48%)
Gas Utilities (2.61%)
Spire, Inc.	70,515	5,263,945

Integrated Gas and Electric (1.87%)
NorthWestern Corp.	66,390	3,780,246

Total Utilities		9,044,191

Total Common Stocks
(Cost $176,629,450)		194,983,411
	Shares	Value
Money Market Mutual Funds (3.27%)
Goldman Sachs Financial Square - Government Fund, (7 Day Yield 0.914%)	6,603,034	$6,603,034
Total Money Market Mutual Funds
(Cost $6,603,034)		6,603,034

Total Investments (99.71%)
(Cost $183,232,484)		$201,586,445

Other Assets Less Liabilities (0.29%)		588,106

Net Assets (100.00%)		$202,174,551

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Statements of Investments.

WESTCORE GLOBAL LARGE-CAP DIVIDEND FUND AS OF
SEPTEMBER 30, 2017 (Unaudited)

	Shares	Value
Common Stocks (96.71%)
Consumer Discretionary (13.84%)
Automobiles (3.35%)
Toyota Motor Corp. (Japan)	30,300	$1,806,825

Hotels Restaurants & Leisure (6.86%)
McDonald's Corp.	12,435	1,948,316
Whitbread PLC (United Kingdom)	34,748	1,753,537
		3,701,853
Specialty Retail (3.63%)
Lowe's Cos, Inc.	24,500	1,958,530

Total Consumer Discretionary		7,467,208

Consumer Staples (13.29%)
Food & Staples Retailing (3.38%)
Wal-Mart Stores, Inc.	23,327	1,822,772

Food Products (3.45%)
Nestle SA ADR (Switzerland)	22,145	1,860,401

Household Products (3.22%)
Kimberly-Clark Corp.	14,764	1,737,428

Tobacco (3.24%)
British American Tobacco PLC ADR (United Kingdom)	28,030	1,750,473

Total Consumer Staples		7,171,074

Energy (9.33%)
Oil Gas & Consumable Fuels (9.33%)
Koninklijke Vopak N.V. (Netherlands)	36,073	1,581,961
Occidental Petroleum Corp.	28,583	1,835,315
TOTAL SA ADR (France)	30,202	1,616,411
		5,033,687
Total Energy		5,033,687

Financials (12.86%)
Banks (3.56%)
US Bancorp	35,806	1,918,843

Insurance (9.30%)
Chubb, Ltd. (Switzerland)	11,800	1,682,090
Helvetia Holding AG (Switzerland)	2,949	1,601,873
Power Financial Corp. (Canada)	62,500	1,733,621
		5,017,584
Total Financials		6,936,427

Health Care (14.41%)
Biotechnology (3.98%)
AbbVie, Inc.	24,189	2,149,435
	Shares	Value
Pharmaceuticals (10.43%)
Bayer AG (Germany)	15,500	$2,112,235
Novartis AG ADR (Switzerland)	21,910	1,880,973
Roche Holding AG (Switzerland)	6,400	1,633,789
		5,626,997
Total Health Care		7,776,432

Industrials (10.47%)
Commercial Services & Supplies (2.87%)
Brambles, Ltd. (Australia)	219,389	1,548,800

Professional Services (3.29%)
Adecco Group AG (Switzerland)	22,800	1,775,308

Road & Rail (4.31%)
CSX Corp.	42,900	2,327,754

Total Industrials		5,651,862

Information Technology (13.48%)
IT Services (3.58%)
Broadridge Financial Solutions, Inc.	23,900	1,931,598

Semiconductors & Semiconductor (2.38%)
QUALCOMM, Inc.	24,837	1,287,550

Software (3.49%)
Sage Group PLC (United Kingdom)	201,152	1,882,763

Technology Hardware Storage & Peripherals (4.03%)
Apple, Inc.	14,100	2,173,092

Total Information Technology		7,275,003

Materials (3.57%)
Chemicals (3.57%)
Koninklijke DSM N.V. (Netherlands)	23,559	1,928,504

Total Materials		1,928,504

Telecommunication Services (2.28%)
Diversified Telecommunication Services (2.28%)
BT Group PLC (United Kingdom)	322,678	1,227,551

Total Telecommunication Services		1,227,551

	Shares	Value
Utilities (3.18%)
Multi-Utilities (3.18%)
Canadian Utilities, Ltd. - Class A (Canada)	55,235	$1,715,373

Total Utilities		1,715,373

Total Common Stocks
(Cost $42,670,389)		52,183,121

	Shares	Value
Money Market Mutual Funds (2.97%)
Goldman Sachs Financial Square - Government Fund, (7 Day Yield 0.914%)	1,602,050	1,602,050
Total Money Market Mutual Funds
(Cost $1,602,050)		1,602,050

Total Investments (99.68%)
(Cost $44,272,439)		$53,785,171

Other Assets Less Liabilities (0.32%)		170,395

Net Assets (100.00%)		$53,955,566

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Statements of Investments.

Country Breakdown as of September 30, 2017 (Unaudited)
Country	Market Value	%
United States	$22,692,683	42.05%
Switzerland	10,434,434	19.35%
United Kingdom	6,614,324	12.26%
Netherlands	3,510,465	6.50%
Canada	3,448,994	6.39%
Germany	2,112,235	3.91%
Japan	1,806,825	3.35%
France	1,616,411	3.00%
Australia	1,548,800	2.87%
Total Investments	53,785,171	99.68%
Other Assets in Excess of Liabilities	170,395	0.32%
Net Assets	$53,955,566	100.00%

WESTCORE LARGE-CAP DIVIDEND FUND AS OF
SEPTEMBER 30, 2017 (Unaudited)

	Shares	Value
Common Stocks (99.51%)
Consumer Discretionary (19.03%)
Hotels Restaurants & Leisure (7.67%)
McDonald's Corp.	2,600	$407,368
Yum! Brands, Inc.	5,471	402,720
		810,088
Multiline Retail (3.39%)
Target Corp.	6,074	358,427

Specialty Retail (3.95%)
Lowe's Cos., Inc.	5,220	417,287

Textiles Apparel & Luxury Goods (4.02%)
Ralph Lauren Corp.	4,809	424,586

Total Consumer Discretionary		2,010,388

Consumer Staples (15.12%)
Food & Staples Retailing (3.89%)
Wal-Mart Stores, Inc.	5,252	410,391

Food Products (7.41%)
General Mills, Inc.	7,088	366,875
Nestle SA ADR (Switzerland)	4,955	416,270
		783,145
Household Products (3.82%)
Kimberly-Clark Corp.	3,430	403,642

Total Consumer Staples		1,597,178

Energy (3.74%)
Oil Gas & Consumable Fuels (3.74%)
Occidental Petroleum Corp.	6,144	394,506

Total Energy		394,506

Financials (7.94%)
Banks (3.99%)
US Bancorp	7,873	421,914

Insurance (3.95%)
Chubb, Ltd. (Switzerland)	2,927	417,244

Total Financials		839,158

Health Care (15.25%)
Biotechnology (7.69%)
AbbVie, Inc.	4,732	420,485
Gilead Sciences, Inc.	4,832	391,489
		811,974
Health Care Providers & Services (3.44%)
Cardinal Health, Inc.	5,439	363,978
	Shares	Value
Pharmaceuticals (4.12%)
Pfizer, Inc.	12,185	$435,005

Total Health Care		1,610,957

Industrials (7.93%)
Aerospace & Defense (3.95%)
L-3 Communications Holdings, Inc.	2,215	417,372

Road & Rail (3.98%)
CSX Corp.	7,754	420,732

Total Industrials		838,104

Information Technology (18.64%)
IT Services (7.72%)
Broadridge Financial Solutions, Inc.	5,345	431,983
International Business Machines Corp.	2,644	383,591
		815,574
Semiconductors & Semiconductor (7.09%)
QUALCOMM, Inc.	6,689	346,758
Xilinx, Inc.	5,682	402,456
		749,214
Technology Hardware Storage & Peripherals (3.83%)
Apple, Inc.	2,621	403,949

Total Information Technology		1,968,737

Materials (4.15%)
Chemicals (4.15%)
Eastman Chemical Co.	4,840	437,972

Total Materials		437,972

Utilities (7.71%)
Electric Utilities (3.75%)
Edison International	5,141	396,731

Independent Power and Renewable Electricity Producers (3.96%)
AES Corp.	37,938	418,077

Total Utilities		814,808

Total Common Stocks
(Cost $9,580,406)		10,511,808

	Shares	Value
Money Market Mutual Funds (0.44%)
Goldman Sachs Financial Square - Government Fund, (7 Day Yield 0.914%)	46,299	46,299
Total Money Market Mutual Funds
(Cost $46,299)		46,299

Total Investments (99.95%)
(Cost $9,626,705)	$10,558,107

Other Assets Less Liabilities (0.05%)	4,846

Net Assets (100.00%)	$10,562,953

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Statements of Investments.

WESTCORE MICRO-CAP OPPORTUNITY FUND AS OF
SEPTEMBER 30, 2017 (Unaudited)

	Shares	Value
Common Stocks (99.36%)
Consumer Discretionary (10.00%)
Auto Components (0.99%)
Stoneridge, Inc.**	4,479	$88,729
Tower International, Inc.	2,073	56,385
		145,114
Diversified Consumer Services (0.60%)
Collectors Universe, Inc.	3,701	88,713

Hotels Restaurants & Leisure (1.22%)
Chuy's Holdings, Inc.**	4,207	88,558
Monarch Casino & Resort, Inc.**	2,293	90,642
		179,200
Household Durables (1.55%)
Bassett Furniture Industries, Inc.	3,596	135,569
Lifetime Brands, Inc.	5,056	92,525
		228,094
Internet & Direct Marketing Retail (0.57%)
PetMed Express, Inc.	2,499	82,842

Leisure Products (0.92%)
American Outdoor Brands Corp.**	3,278	49,990
Marine Products Corp.	5,324	85,450
		135,440
Media (1.72%)
Hemisphere Media Group, Inc.**	7,064	84,415
Saga Communications, Inc. - Class A	2,010	91,656
tronc, Inc.**	5,242	76,166
		252,237
Specialty Retail (1.66%)
Citi Trends, Inc.	4,556	90,528
Haverty Furniture Cos., Inc.	2,540	66,421
Winmark Corp.	658	86,691
		243,640
Textiles Apparel & Luxury Goods (0.77%)
Unifi, Inc.**	3,170	112,947

Total Consumer Discretionary		1,468,227

Consumer Staples (2.30%)
Food & Staples Retailing (0.76%)
SpartanNash Co.	4,234	111,651

Food Products (0.63%)
John B Sanfilippo & Son, Inc.	1,377	92,686

Personal Products (0.91%)
Medifast, Inc.	2,255	133,879

Total Consumer Staples		338,216

Energy (5.06%)
Energy Equipment & Services (1.73%)
Archrock, Inc.	7,035	88,289
Bristow Group, Inc.	11,102	103,804
	Shares	Value
Energy Equipment & Services (continued)
Unit Corp.**	2,986	$61,452
		253,545
Oil Gas & Consumable Fuels (3.33%)
Green Plains Renewable Energy, Inc.	4,486	90,393
NACCO Industries, Inc. - Class A	1,464	125,611
Panhandle Oil and Gas, Inc. - Class A	2,259	53,764
Renewable Energy Group, Inc.**	10,833	131,621
REX American Resources Corp.**	943	88,482
		489,871
Total Energy		743,416

Financials (24.44%)
Banks (14.50%)
American National Bankshares, Inc.	2,811	115,813
Arrow Financial Corp.	3,118	107,097
Bancorp, Inc.**	15,255	126,159
BCB Bancorp, Inc.	6,311	88,038
C&F Financial Corp.	1,626	89,430
Central Pacific Financial Corp.	3,659	117,747
CoBiz Financial, Inc.	5,700	111,948
ConnectOne Bancorp, Inc.	5,103	125,534
Farmers Capital Bank Corp.	2,669	112,231
First Community Bancshares, Inc.	3,096	90,125
First Interstate BancSystem, Inc. - Class A	2,776	106,182
Horizon Bancorp	4,423	129,019
Independent Bank Corp.	4,494	101,789
Lakeland Bancorp, Inc.	6,184	126,154
Macatawa Bank Corp.	9,421	96,659
MidWestOne Financial Group, Inc.	2,561	86,459
Northrim BanCorp, Inc.	2,547	89,018
OFG Bancorp (Puerto Rico)	7,703	70,482
Republic Bancorp, Inc. - Class A	3,261	126,820
West Bancorporation, Inc.	4,622	112,777
		2,129,481
Capital Markets (1.42%)
Diamond Hill Investment Group, Inc.	587	124,650
Westwood Holdings Group, Inc.	1,242	83,549
		208,199
Insurance (3.00%)
EMC Insurance Group, Inc.	2,323	65,392
HCI Group, Inc.	2,240	85,680
National Western Life Group, Inc. - Class A	286	99,814
United Fire Group, Inc.	1,503	68,868
Universal Insurance Holdings, Inc.	5,255	120,865
		440,619
Mortgage Real Estate Investment Trust (REITs) (0.93%)
Resource Capital Corp.	12,622	136,065

Thrifts & Mortgage Finance (4.59%)
BankFinancial Corp.	7,575	120,367
Flagstar Bancorp, Inc.**	3,123	110,804
Home Bancorp, Inc.	2,042	85,396
TrustCo Bank Corp.	12,907	114,872
United Financial Bancorp, Inc.	6,802	124,409
Waterstone Financial, Inc.	6,069	118,346
		674,194
Total Financials		3,588,558

	Shares	Value
Health Care (24.27%)
Biotechnology (11.35%)
Akebia Therapeutics, Inc.**	3,197	$62,885
AMAG Pharmaceuticals, Inc.**	3,688	68,044
BioSpecifics Technologies Corp.**	2,004	93,226
Conatus Pharmaceuticals, Inc.**	10,715	58,825
Cytokinetics, Inc.**	7,868	114,086
Emergent BioSolutions, Inc.**	2,694	108,972
Enanta Pharmaceuticals, Inc.**	1,315	61,542
Fortress Biotech, Inc.**	25,106	110,969
Genomic Health, Inc.**	1,526	48,969
MiMedx Group, Inc.**	8,124	96,513
Natera, Inc.**	7,279	93,826
PDL BioPharma, Inc.**	17,029	57,728
PTC Therapeutics, Inc.**	2,933	58,689
Recro Pharma, Inc.**	6,386	57,346
Repligen Corp.**	3,245	124,349
Retrophin, Inc.**	3,711	92,367
Seres Therapeutics, Inc.**	3,396	54,472
Spectrum Pharmaceuticals, Inc.**	16,340	229,904
Xencor, Inc.**	3,245	74,376
		1,667,088
Health Care Equipment & Supplies (3.80%)
Anika Therapeutics, Inc.**	2,297	133,226
Exactech, Inc.**	4,153	136,841
Lantheus Holdings, Inc.**	7,863	139,961
OraSure Technologies, Inc.**	6,579	148,028
		558,056
Health Care Providers & Services (4.12%)
Addus HomeCare Corp.**	2,587	91,321
Civitas Solutions, Inc.**	6,126	113,025
Ensign Group, Inc.	4,255	96,120
LHC Group, Inc.**	1,804	127,940
R1 Rcm, Inc.**	16,651	61,775
RadNet, Inc.**	9,990	115,385
		605,566
Health Care Technology (0.57%)
Quality Systems, Inc.**	5,299	83,353

Life Sciences Tools & Services (0.41%)
Enzo Biochem, Inc.**	5,695	59,627

Pharmaceuticals (4.02%)
American Physicians Service Group, Inc.**	3,517	62,849
ANI Pharmaceuticals, Inc.**	2,075	108,917
Intersect ENT, Inc.**	1,980	61,677
Phibro Animal Health Corp. - Class A	3,766	139,530
SciClone Pharmaceuticals, Inc.**	9,963	111,585
Sucampo Pharmaceuticals, Inc. - Class A**	8,996	106,153
		590,711
Total Health Care		3,564,401

Industrials (13.38%)
Aerospace & Defense (0.44%)
National Presto Industries, Inc.	605	64,402

Building Products (1.48%)
Continental Building Products, Inc.**	4,812	125,112
	Shares	Value
Building Products (continued)
PGT, Inc.**	6,152	$91,972
		217,084
Commercial Services & Supplies (2.70%)
Kimball International, Inc. - Class B	4,713	93,176
McGrath RentCorp	3,340	146,125
SP Plus Corp.**	1,843	72,799
Viad Corp.	1,397	85,077
		397,177
Electrical Equipment (0.77%)
Allied Motion Technologies, Inc.	4,483	113,599

Machinery (3.63%)
Blue Bird Corp.**	3,074	63,324
Chart Industries, Inc.**	2,404	94,309
Greenbrier Cos., Inc.	2,272	109,397
Lydall, Inc.**	1,538	88,127
Miller Industries, Inc.	3,208	89,664
Omega Flex, Inc.	1,222	87,789
		532,610
Marine (0.60%)
Costamare, Inc. (Monaco)	14,139	87,379

Professional Services (0.90%)
ICF International, Inc.**	2,462	132,825

Road & Rail (1.05%)
Roadrunner Transportation Systems, Inc.**	16,164	154,043

Trading Companies & Distributors (1.81%)
H&E Equipment Services, Inc.	3,505	102,346
Neff Corp. - Class A**	6,540	163,500
		265,846
Total Industrials		1,964,965

Information Technology (12.80%)
Communications Equipment (1.89%)
ADTRAN, Inc.	3,045	73,080
Comtech Telecommunications Corp.	4,146	85,117
Ituran Location and Control, Ltd. (Israel)	3,309	119,290
		277,487
Electronic Equipment Instruments & Components (4.04%)
Bel Fuse, Inc. - Class B	3,212	100,214
Daktronics, Inc.	10,870	114,896
Insight Enterprises, Inc.**	2,020	92,758
Kimball Electronics, Inc.**	4,561	98,746
Methode Electronics, Inc.	2,138	90,544
Park Electrochemical Corp.	5,155	95,368
		592,526
Internet Software & Services (1.61%)
Carbonite, Inc.**	4,166	91,652
LivePerson, Inc.**	4,024	54,525
Tucows, Inc. - Class A (Canada)**	1,546	90,519
		236,696
IT Services (2.79%)
Cass Information Systems, Inc.	1,395	88,499
Hackett Group, Inc.	3,370	51,190

	Shares	Value
IT Services (continued)
ManTech International Corp. - Class A	2,547	$112,450
Perficient, Inc.**	3,613	71,068
Planet Payment, Inc.**	20,147	86,430
		409,637
Semiconductors & Equipment (1.12%)
IXYS Corp.**	6,939	164,454

Software (1.35%)
American Software, Inc. - Class A	9,703	110,226
Zix Corp.**	17,955	87,800
		198,026
Total Information Technology		1,878,826

Materials (3.64%)
Chemicals (2.02%)
Chase Corp.	824	91,794
Core Molding Technologies, Inc.	5,284	115,931
Innophos Holdings, Inc.	1,806	88,837
		296,562
Construction Materials (0.66%)
United States Lime & Minerals, Inc.	1,152	96,768

Metals & Mining (0.96%)
Schnitzer Steel Industries, Inc. - Class A	5,002	140,806

Total Materials		534,136

Real Estate (2.34%)
Equity Real Estate Investment Trust (REITs) (2.34%)
Ashford Hospitality Trust, Inc.	12,439	82,968
CorEnergy Infrastructure Trust, Inc.	3,155	111,529
Hersha Hospitality Trust	3,361	62,750
iStar, Inc.**	7,354	86,777
		344,024
Total Real Estate		344,024

Utilities (1.13%)
Multi-Utilities (0.39%)
Unitil Corp.	1,147	56,731

Water Utilities (0.74%)
SJW Group	1,920	108,672

Total Utilities		165,403

Total Common Stocks
(Cost $11,373,310)		14,590,172
	Shares	Value
Water Utilities (continued)
Rights and Warrants (0.03%)
Health Care (0.03%)
Pharmaceuticals (0.03%)
Valeant Pharmaceuticals International, Inc.(a)	22,951	$4,360

Total Rights and Warrants
(Cost $–)		4,360

	Shares	Value
Money Market Mutual Funds (7.91%)
Goldman Sachs Financial Square - Government Fund, (7 Day Yield 0.914%)	1,161,827	1,161,827
Total Money Market Mutual Funds
(Cost $1,161,827)		1,161,827

Total Investments (107.30%)
(Cost $12,535,137)		$15,756,359

Liabilities Less Other Assets (-7.30%)		(1,071,299)

Net Assets (100.00%)		$14,685,060

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

**	Non-income producing security.
(a)	This security has been valued in good faith by or under the direction of the Board of Trustees. As of September 30, 2017 these securities represented 0.03% of the Fund's net assets.

See Notes to Quarterly Statements of Investments.

WESTCORE INTERNATIONAL SMALL-CAP FUND AS OF
SEPTEMBER 30, 2017 (Unaudited)

	Shares	Value
Common Stocks (99.08%)
Consumer Discretionary (28.27%)
Diversified Consumer Services (6.98%)
Fu Shou Yuan International Group, Ltd. (China)	2,904,741	$1,911,307
G8 Education, Ltd. (Australia)	371,896	1,187,282
IBJ, Inc. (Japan)	305,081	2,315,389
		5,413,978
Hotels Restaurants & Leisure (12.72%)
Arcland Service Holdings Co., Ltd. (Japan)	127,717	2,684,299
Corporate Travel Management, Ltd. (Australia)	191,461	3,282,981
Domino's Pizza Group PLC (United Kingdom)	466,695	1,939,902
MTY Food Group, Inc. (Canada)	49,839	1,952,418
		9,859,600
Internet & Direct Marketing Retail (3.85%)
Webjet, Ltd. (Australia)	353,449	2,988,707

Media (1.92%)
CTS Eventim AG & Co. KGaA (Germany)	34,045	1,485,983

Specialty Retail (2.80%)
Vertu Motors PLC (United Kingdom)	3,394,100	2,171,716

Total Consumer Discretionary		21,919,984

Consumer Staples (2.64%)
Food & Staples Retailing (2.64%)
BGF retail Co., Ltd. (South Korea)	8,700	630,463
Tsuruha Holdings, Inc. (Japan)	11,821	1,412,952
		2,043,415
Total Consumer Staples		2,043,415

Financials (12.49%)
Capital Markets (8.86%)
Azimut Holding S.p.A. (Italy)	115,550	2,499,207
M&A Capital Partners Co., Ltd. (Japan)**	49,653	2,466,654
Sanne Group PLC (Jersey)	178,700	1,904,889
		6,870,750
Consumer Finance (1.04%)
Credit Corp. Group, Ltd. (Australia)	53,378	804,736

Thrifts & Mortgage Finance (2.59%)
Mortgage Advice Bureau Holdings, Ltd. (United Kingdom)	293,100	2,003,046

Total Financials		9,678,532

Health Care (10.22%)
Health Care Equipment & Supplies (2.43%)
Cellavision AB (Sweden)	88,686	1,883,716
	Shares	Value
Health Care Providers & Services (2.59%)
Qualicorp SA (Brazil)	169,731	$2,010,737

Life Science Tools & Services (2.46%)
Eurofins Scientific SE (Luxembourg)	3,020	1,908,170

Pharmaceuticals (2.74%)
China Medical System Holdings, Ltd. (China)	1,216,150	2,123,545

Total Health Care		7,926,168

Industrials (4.88%)
Commercial Services & Supplies (3.00%)
Boyd Group Income Fund (Canada)	31,639	2,324,715

Professional Services (1.88%)
Nihon M&A Center, Inc. (Japan)	29,889	1,460,916

Total Industrials		3,785,631

Information Technology (39.11%)
Electronic Equipment Instruments & Components (3.38%)
Ingenico Group SA (France)	17,840	1,691,027
PAX Global Technology, Ltd. (Hong Kong)	1,748,704	931,257
		2,622,284
Internet Software & Services (12.69%)
Autohome, Inc. ADR (China)**	29,393	1,765,932
FIRSTLOGIC, Inc. (Japan)**	33,615	727,416
iomart Group PLC (United Kingdom)	449,634	2,000,332
Just Eat PLC (United Kingdom)**	212,400	1,902,658
Rightmove PLC (United Kingdom)	30,899	1,674,819
SMS Co., Ltd. (Japan)	55,450	1,766,614
		9,837,771
IT Services (8.77%)
Econocom Group SA (Belgium)	234,086	1,786,989
Keywords Studios PLC (Ireland)	180,840	3,356,210
Softcat PLC (United Kingdom)	294,000	1,656,602
		6,799,801
Software (14.27%)
Constellation Software, Inc. (Canada)	5,140	2,804,251
Descartes Systems Group, Inc. (Canada)**	59,400	1,620,022
Linx SA (Brazil)	173,150	1,079,744
Logo Yazilim Sanayi Ve Ticaret AS (Turkey)**	95,500	1,455,437
Magic Software Enterprises, Ltd. (Israel)	225,966	1,977,202
Sapiens International Corp. NV (Israel)**	161,130	2,126,916
		11,063,572
Total Information Technology		30,323,428

	Shares	Value
Real Estate (1.47%)
Real Estate Management & Development (1.47%)
Japan Property Management Center Co., Ltd. (Japan)	83,611	$1,142,058

Total Real Estate		1,142,058

Total Common Stocks
(Cost $52,039,316)		76,819,216

	Shares	Value
Money Market Mutual Funds (0.93%)
Goldman Sachs Financial Square - Government Fund, (7 Day Yield 0.914%)	716,499	716,499
Total Money Market Mutual Funds
(Cost $716,499)		716,499

Short Term Investments (0.01%)
Bank of New York Cash Reserve, (7 Day Yield 0.050%)	9,865	9,865

Total Short Term Investments
(Cost $9,865)		9,865

Total Investments (100.02%)
(Cost $52,765,680)		$77,545,580

Liabilities Less Other Assets (-0.02%)		(16,838)

Net Assets (100.00%)		$77,528,742

Country Breakdown as of September 30, 2017 (Unaudited)
Country	Market Value	%
Japan	$13,976,298	18.02%
United Kingdom	13,349,075	17.22%
Canada	8,701,406	11.23%
Australia	8,263,706	10.66%
China	5,800,784	7.48%
Israel	4,104,118	5.29%
Ireland	3,356,210	4.33%
Brazil	3,090,481	3.98%
Italy	2,499,207	3.22%
Luxembourg	1,908,170	2.46%
Jersey	1,904,889	2.46%
Sweden	1,883,716	2.43%
Belgium	1,786,989	2.30%
France	1,691,027	2.18%
Germany	1,485,983	1.92%
Turkey	1,455,437	1.88%
Hong Kong	931,257	1.20%
United States	726,364	0.94%
South Korea	630,463	0.82%
Total Investments	77,545,580	100.02%
Liabilities in Excess of Other Assets	(16,838)	(0.02%)
Net Assets	$77,528,742	100.00%

Please note the country breakdown is based on the company headquarters.
Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

**	Non-income producing security.

See Notes to Quarterly Statements of Investments.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS (a)

						Unrealized
Contract	Contracted	Purchase/Sale	Expiration	Value On	Current	Appreciation/
Description	Amount	Contract	Date	Settlement Date	Value	(Depreciation)
AUD	6,325,851	Sale	12/21/2017	$5,038,086	$4,957,358	$80,728
BRL	6,400,169	Sale	12/21/2017	2,018,820	1,999,086	19,734
CAD	4,198,973	Sale	12/21/2017	3,446,872	3,366,970	79,902
HKD	6,241,202	Sale	12/21/2017	800,642	800,588	54
NZD	835,064	Purchase	12/21/2017	601,277	602,229	952
PHP	8,324,872	Purchase	12/21/2017	161,791	163,177	1,386
TRY	4,495,463	Sale	12/21/2017	1,269,680	1,232,586	37,094
						$219,850

AED	342,770	Purchase	12/21/2017	$93,341	$93,312	$(29)
CHF	2,584,396	Purchase	12/21/2017	2,690,976	2,683,626	(7,350)
CLP	131,557,934	Purchase	12/21/2017	209,564	205,169	(4,395)
COP	180,971,142	Purchase	12/21/2017	61,728	61,074	(654)
CZK	511,188	Purchase	12/21/2017	23,453	23,380	(73)
DKK	6,166,713	Purchase	12/21/2017	989,962	984,190	(5,772)
EUR	4,398,238	Purchase	12/21/2017	5,250,329	5,221,986	(28,343)
GBP	5,583,295	Sale	12/21/2017	7,470,261	7,500,410	(30,149)
HUF	6,035,382	Purchase	12/21/2017	23,329	22,978	(351)
IDR	5,030,416,227	Purchase	12/21/2017	376,425	370,842	(5,583)
ILS	2,122,854	Purchase	12/21/2017	603,773	602,316	(1,457)
INR	152,795,609	Purchase	12/21/2017	2,359,594	2,317,461	(42,133)
JPY	321,752,643	Purchase	12/21/2017	2,918,619	2,870,960	(47,659)
KRW	2,223,880,488	Purchase	12/21/2017	1,966,406	1,943,747	(22,659)
MXN	8,991,820	Purchase	12/21/2017	499,822	487,489	(12,333)
MYR	2,282,025	Purchase	12/21/2017	540,236	538,895	(1,341)
NOK	7,413,096	Purchase	12/21/2017	939,836	932,500	(7,336)
PEN	50,417	Purchase	12/21/2017	15,519	15,387	(132)
PLN	782,791	Purchase	12/21/2017	217,228	214,570	(2,658)
QAR	283,173	Purchase	12/21/2017	77,668	77,662	(6)
RUB	4,948,447	Purchase	12/21/2017	84,800	84,756	(44)
SEK	8,056,159	Purchase	12/21/2017	1,007,800	993,870	(13,930)
SGD	1,132,598	Purchase	12/21/2017	840,252	835,720	(4,532)
THB	20,583,638	Purchase	12/21/2017	622,931	617,747	(5,184)
TWD	93,040,719	Purchase	12/21/2017	3,105,714	3,080,615	(25,099)
ZAR	11,359,522	Purchase	12/21/2017	851,585	828,291	(23,294)
						$(292,496)

(a)	As of September 30, 2017 BNY Mellon is the counter party for all Forward Foreign Currency Contracts.

WESTCORE FLEXIBLE INCOME FUND AS OF
SEPTEMBER 30, 2017 (Unaudited)

	Shares	Value
Preferred Stocks (1.65%)
Financial Institutions (1.65%)
Banking (1.65%)
ING Group NV (Netherlands), 6.13%	29,000	$752,260
Royal Bank of Scotland Group PLC (United Kingdom), 6.60%	21,800	559,824
		1,312,084
Total Financial Institutions		1,312,084

Total Preferred Stocks
(Cost $1,285,548)		1,312,084

	Principal Amount	Value
Corporate Bonds (90.72%)
Financial Institutions (5.18%)
Banking (0.47%)
Emigrant Capital Trust II - 144A:
12M US L + 2.00%, 04/14/34(a)(b)	$500,000	$368,750

Finance Companies (1.90%)
Aircastle, Ltd.:
5.00%, 04/01/23	750,000	804,375
Provident Funding Associates LP / PFG Finance Corp. - 144A:
6.38%, 06/15/25(a)	675,000	710,438
		1,514,813
Real Estate Investment Trusts (REITs) (2.81%)
CBL & Associates LP:
4.60%, 10/15/24	1,000,000	954,367
MPT Operating Partnership LP / MPT Finance Corp.:
5.00%, 10/15/27	1,250,000	1,284,375
		2,238,742
Total Financial Institutions		4,122,305

Industrial (83.81%)
Basic Industry (10.65%)
CF Industries, Inc.:
3.45%, 06/01/23	750,000	742,500
5.38%, 03/15/44	500,000	479,375
Compass Minerals International, Inc. - 144A:
4.88%, 07/15/24(a)	1,400,000	1,382,500
FMG Resources August 2006 Pty, Ltd. - 144A (Australia):
4.75%, 05/15/22(a)	750,000	762,188
9.75%, 03/01/22(a)	1,075,000	1,211,525
Potlatch Corp.:
7.50%, 11/01/19	1,500,000	1,638,750
	Principal Amount	Value
Basic Industry (continued)
Teck Resources, Ltd. - 144A (Canada):
8.50%, 06/01/24(a)	$1,000,000	$1,150,000
West Fraser Timber Co., Ltd. - 144A (Canada):
4.35%, 10/15/24(a)	1,150,000	1,108,245
		8,475,083
Capital Goods (12.01%)
Ball Corp.:
5.25%, 07/01/25	700,000	771,050
CNH Industrial N.V. (United Kingdom):
4.50%, 08/15/23	1,250,000	1,326,875
Huntington Ingalls Industries, Inc. - 144A:
5.00%, 11/15/25(a)	1,000,000	1,082,500
James Hardie International Finance - 144A (Ireland):
5.88%, 02/15/23(a)	1,450,000	1,529,750
Masco Corp.:
6.50%, 08/15/32	966,000	1,154,209
Moog, Inc. - 144A:
5.25%, 12/01/22(a)	750,000	786,367
Orbital ATK, Inc.:
5.50%, 10/01/23	500,000	536,875
Oshkosh Corp.:
5.38%, 03/01/25	750,000	798,750
United Rentals North America, Inc.:
4.63%, 07/15/23	1,500,000	1,571,250
		9,557,626
Communications (14.42%)
AMC Networks, Inc.:
4.75%, 12/15/22	975,000	1,005,166
CCO Holdings LLC / CCO Holdings Capital Corp. - 144A:
5.88%, 04/01/24(a)	1,500,000	1,595,625
DISH DBS Corp.:
5.88%, 07/15/22	1,250,000	1,331,250
Lamar Media Corp.:
5.00%, 05/01/23	1,250,000	1,301,563
Lions Gate Entertainment Corp. - 144A:
5.88%, 11/01/24(a)	1,000,000	1,055,000
Nexstar Broadcasting, Inc. - 144A:
5.63%, 08/01/24(a)	1,000,000	1,037,500
Nielsen Co. Luxembourg SARL - 144A (Luxembourg):
5.00%, 02/01/25(a)	500,000	521,875
Sirius XM Radio, Inc. - 144A:
5.38%, 04/15/25(a)	1,000,000	1,057,500
T-Mobile USA, Inc.:
6.50%, 01/15/24	1,250,000	1,335,000

	Principal Amount	Value
Communications (continued)
Virgin Media Secured Finance PLC (United Kingdom):
5.25%, 01/15/21	$1,160,000	$1,241,919
		11,482,398
Consumer Cyclical (19.18%)
Allison Transmission, Inc. - 144A:
5.00%, 10/01/24(a)	1,375,000	1,430,481
Cinemark USA, Inc.:
4.88%, 06/01/23	750,000	761,250
CoreCivic, Inc.:
4.13%, 04/01/20	750,000	772,500
DriveTime Automotive Group, Inc. / Bridgecrest Acceptance Corp. - 144A:
8.00%, 06/01/21(a)	1,250,000	1,264,062
General Motors Co.:
4.88%, 10/02/23	575,000	622,482
General Motors Financial Co., Inc.:
4.25%, 05/15/23	425,000	444,932
Goodyear Tire & Rubber Co.:
4.88%, 03/15/27	250,000	257,995
8.75%, 08/15/20	1,644,000	1,927,590
Hanesbrands, Inc. - 144A:
4.63%, 05/15/24(a)	750,000	784,688
L Brands, Inc.:
5.63%, 02/15/22	500,000	536,200
6.88%, 11/01/35	200,000	196,000
Meritor, Inc.:
6.25%, 02/15/24	1,250,000	1,335,238
MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc.:
5.63%, 05/01/24	750,000	816,435
Regal Entertainment Group:
5.75%, 02/01/25	500,000	508,750
Royal Caribbean Cruises, Ltd.:
7.50%, 10/15/27	1,050,000	1,363,630
Speedway Motorsports, Inc.:
5.13%, 02/01/23	1,425,000	1,478,438
Tenneco, Inc.:
5.00%, 07/15/26	750,000	770,625
		15,271,296
Consumer Non-Cyclical (8.44%)
Aramark Services, Inc. - 144A:
5.00%, 04/01/25(a)	750,000	804,375
Hill-Rom Holdings, Inc. - 144A:
5.00%, 02/15/25(a)	500,000	520,000
Magellan Health, Inc.:
4.40%, 09/22/24	750,000	748,215
Quintiles IMS, Inc. - 144A:
4.88%, 05/15/23(a)	1,500,000	1,567,500
	Principal Amount	Value
Consumer Non-Cyclical (continued)
Teleflex, Inc.:
4.88%, 06/01/26	$350,000	$364,875
5.25%, 06/15/24	524,000	556,750
Tesco PLC - 144A (United Kingdom):
6.15%, 11/15/37(a)	1,074,000	1,125,173
Vista Outdoor, Inc.:
5.88%, 10/01/23	1,000,000	1,033,750
		6,720,638
Energy - Independent (7.81%)
Diamondback Energy, Inc.:
4.75%, 11/01/24	1,500,000	1,537,500
Kerr-McGee Corp.:
6.95%, 07/01/24	250,000	297,408
Range Resources Corp.:
4.88%, 05/15/25	2,100,000	2,079,000
RSP Permian, Inc. - 144A:
5.25%, 01/15/25(a)	400,000	408,000
6.63%, 10/01/22	400,000	421,000
Whiting Petroleum Corp.:
5.75%, 03/15/21	1,500,000	1,477,500
		6,220,408
Energy - Midstream (6.06%)
AmeriGas Partners LP / AmeriGas Finance Corp.:
5.63%, 05/20/24	1,500,000	1,588,125
Boardwalk Pipelines LP:
3.38%, 02/01/23	1,250,000	1,248,580
MPLX LP:
4.88%, 06/01/25	1,850,000	1,986,242
		4,822,947
Energy - Oil Field Services (0.66%)
Gulfmark Offshore, Inc.:
6.38%, 03/15/22(c)(d)	1,000,000	522,700

Energy - Refining (1.94%)
Tesoro Corp.:
5.38%, 10/01/22	1,500,000	1,544,668

Technology (2.64%)
Amkor Technology, Inc.:
6.63%, 06/01/21	596,000	609,112
Iron Mountain, Inc.:
6.00%, 08/15/23	1,400,000	1,489,250
		2,098,362

	Principal Amount	Value
Transportation (0.00%)(e)
Continental Airlines, Inc.:
Pass-Through Certificates, Series 1999-1B, Class B, 6.80%, 08/02/18	$3,627	$3,754

Total Industrial		66,719,880

Utility (1.73%)
Electric (1.73%)
NRG Energy, Inc.:
7.88%, 05/15/21	1,340,000	1,378,860

Total Utility		1,378,860

Total Corporate Bonds
(Cost $70,290,593)		72,221,045

Rights and Warrants (–%)
Industrial (–%)
Energy - Oil Field Services (–%)
Gulfmark Offshore**(d)	13,964	0

Total Rights and Warrants
(Cost $290,870)		0

Commercial Mortgage-Backed Securities (3.49%)
InSite Issuer LLC - 144A
Series 2016-1A, Class C, 6.41%, 11/15/46(a)	250,000	$257,886
Tuckahoe Credit Lease Trust - 144A
9.31%, 10/20/25(a)(d)	1,374,323	1,489,217
VB-S1 Issuer LLC - 144A
Series 2016-1A, Class F, 6.90%, 06/15/46(a)	1,000,000	1,033,920

Total Commercial Mortgage-Backed Securities
(Cost $2,525,335)		2,781,023

Residential Mortgage-Backed Securities (0.84%)
Citigroup Mortgage Loan Trust, Inc.
Series 2003-UST1, Class A1, 5.50%, 12/25/18	289,974	289,959
Countrywide Asset-Backed Certificates - 144A
Series 2005-SD2, Class M3, 5.50%, 08/25/35(a)(f)	363,059	374,688

Total Residential Mortgage-Backed Securities
(Cost $652,857)		664,647
	Shares	Value
Money Market Mutual Funds (1.57%)
Goldman Sachs Financial Square - Government Fund, (7 Day Yield 0.914%)	1,253,564	$1,253,564
Total Money Market Mutual Funds
(Cost $1,253,564)		1,253,564

Total Investments (98.27%)
(Cost $76,298,767)		$78,232,363

Other Assets Less Liabilities (1.73%)		1,373,777

Net Assets (100.00%)		$79,606,140

(a)
This security is restricted. See the table on the following page for additional information regarding each security. Included in the table are certain securities exempt from registration under Rule 144A of the Securities Act of 1933, which may be resold in transactions, normally to qualified institutional buyers.

(b)
Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at September 30, 2017. For securities based on a published reference rate and spread, the reference rate and spread are indicated the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)
Income is not being accrued on this security due to the issuer’s default or expected default on interest payments. Security deemed to be illiquid under procedures approved by the Fund's Board of Trustees.

(d)	This security has been valued in good faith by or under the direction of the Board of Trustees. As of September 30, 2017 these securities represented 2.53% of the Fund's net assets.
(e)	Less than 0.0005%.
(f)	Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at September 30, 2017.
**	Non-income producing security.

See Notes to Quarterly Statements of Investments.

Investment Abbreviations:
LIBOR - London Interbank Offered Rate

Libor Rates:
12M US L - 12 Month LIBOR as of September 30, 2017 was 1.78%

Restricted Securities

Issuer Description	Coupon	Maturity Date	Acquisition Date(s)	Cost	Value	Value as Percentage of Net Assets
Allison Transmission, Inc. - 144A	5.000%	10/01/2024	9/14/2016 - 5/1/2017	$1,395,232	$1,430,481	1.80%^
Aramark Services, Inc. - 144A	5.000%	04/01/2025	3/9/2017	750,000	804,375	1.01%^
CCO Holdings LLC / CCO Holdings Capital Corp. - 144A	5.875%	04/01/2024	6/10/2016 - 8/5/2016	1,573,024	1,595,625	2.00%^
Compass Minerals International, Inc. - 144A	4.875%	07/15/2024	10/23/2014 - 3/18/2015	1,388,788	1,382,500	1.74%^
Countrywide Asset-Backed Certificates - 144A	5.500%	08/25/2035	9/23/2016	362,399	374,688	0.47%
DriveTime Automotive Group, Inc. / Bridgecrest Acceptance Corp. - 144A	8.000%	06/01/2021	3/10/2016 - 7/12/2017	1,188,807	1,264,062	1.59%^
Emigrant Capital Trust II - 144A	12M US L + 2.00%	04/14/2034	8/11/2004	498,329	368,750	0.46%
FMG Resources August 2006 Pty, Ltd. - 144A	4.750%	05/15/2022	6/15/2017	751,660	762,188	0.96%^
FMG Resources August 2006 Pty, Ltd. - 144A	9.750%	03/01/2022	12/21/2016 - 4/18/2017	1,223,722	1,211,525	1.52%^
Hanesbrands, Inc. - 144A	4.625%	05/15/2024	5/3/2016	750,000	784,688	0.99%^
Hill-Rom Holdings, Inc. - 144A	5.000%	02/15/2025	2/9/2017	500,000	520,000	0.65%^
Huntington Ingalls Industries, Inc. - 144A	5.000%	11/15/2025	11/2/2015 - 10/7/2016	1,027,827	1,082,500	1.36%^
InSite Issuer LLC - 144A	6.414%	11/15/2046	10/25/2016 - 10/28/2016	250,650	257,886	0.32%
James Hardie International Finance - 144A	5.875%	02/15/2023	10/6/2015 - 3/3/2017	1,478,700	1,529,750	1.92%^
Lions Gate Entertainment Corp. - 144A	5.875%	11/01/2024	10/13/2016	1,002,831	1,055,000	1.33%^
Moog, Inc. - 144A	5.250%	12/01/2022	3/20/2017 - 4/19/2017	767,880	786,367	0.99%^
Nexstar Broadcasting, Inc. - 144A	5.625%	08/01/2024	7/13/2016 - 7/14/2016	1,008,507	1,037,500	1.30%^
Nielsen Co. Luxembourg SARL - 144A	5.000%	02/01/2025	6/7/2017	513,289	521,875	0.66%^
Provident Funding Associates LP / PFG Finance Corp. - 144A	6.375%	06/15/2025	11/5/2014 - 5/24/2017	675,000	710,438	0.89%^
Quintiles IMS, Inc. - 144A	4.875%	05/15/2023	10/20/2016 - 2/8/2017	1,530,736	1,567,500	1.97%^
RSP Permian, Inc. - 144A	5.250%	01/15/2025	6/28/2017	400,000	408,000	0.51%^
Sirius XM Radio, Inc. - 144A	5.375%	04/15/2025	9/15/2016 - 11/29/2016	1,052,883	1,057,500	1.33%^
Teck Resources, Ltd. - 144A	8.500%	06/01/2024	12/11/2009 - 5/25/2017	1,152,477	1,150,000	1.44%^
Tesco PLC - 144A	6.150%	11/15/2037	10/7/2014 - 6/27/2017	1,111,341	1,125,173	1.41%^
Tuckahoe Credit Lease Trust - 144A	9.310%	10/20/2025	12/11/2009	1,256,290	1,489,217	1.87%
VB-S1 Issuer LLC - 144A	6.901%	06/15/2046	6/8/2016 - 12/2/2016	1,018,395	1,033,920	1.30%
West Fraser Timber Co., Ltd. - 144A	4.350%	10/15/2024	6/14/2016 - 12/2/2016	1,088,123	1,108,245	1.39%
				$25,716,890	$26,419,753	33.18%

^
144A securities with a liquid trading market as determined by the Advisor under the supervision of the Board of Trustees. Such securities represent 27.37% of the Fund's net assets as of September 30, 2017.

WESTCORE PLUS BOND FUND AS OF
SEPTEMBER 30, 2017 (Unaudited)

	Shares	Value
Preferred Stocks (0.74%)
Financial Institutions (0.74%)
Banking (0.74%)
First Tennessee Bank NA - 144A, 3.75%(a)(b)	1,500	$1,207,641
ING Group NV (Netherlands), 6.13%	161,818	4,197,559
Royal Bank of Scotland Group PLC (United Kingdom), 6.60%	146,000	3,749,280
		9,154,480
Total Financial Institutions		9,154,480

Total Preferred Stocks
(Cost $9,289,428)		9,154,480

	Principal Amount	Value
Corporate Bonds (36.74%)
Financial Institutions (14.41%)
Banking (5.99%)
Bank of America Corp.:
5.00%, 05/13/21	$5,950,000	$6,478,104
BB&T Corp.:
6.85%, 04/30/19	4,150,000	4,462,618
Citigroup, Inc.:
2.75%, 04/25/22	9,625,000	9,657,952
Emigrant Capital Trust II - 144A:
12M US L + 2.00%, 04/14/34(a)(b)	850,000	626,875
First Tennessee Bank NA:
2.95%, 12/01/19	10,975,000	11,092,791
JPMorgan Chase & Co.:
4.40%, 07/22/20	13,300,000	14,128,470
PNC Financial Services Group, Inc.:
4.38%, 08/11/20	6,300,000	6,702,722
RBC USA Holdco Corp.:
5.25%, 09/15/20	1,900,000	2,062,708
UBS AG:
Series GMTN, 2.38%, 08/14/19	12,075,000	12,179,055
Wells Fargo & Co.:
3.00%, 10/23/26	6,550,000	6,398,996
		73,790,291
Broker/Asset Managers/Exchanges (1.43%)
CBOE Holdings, Inc.:
3.65%, 01/12/27	11,900,000	12,203,719
FMR LLC - 144A:
7.49%, 06/15/19(a)	5,000,000	5,432,743
		17,636,462
	Principal Amount	Value
Finance Companies (2.44%)
Aircastle, Ltd.:
5.00%, 04/01/23	$5,725,000	$6,140,063
General Electric Co.:
Series D, 3M US L + 3.33%, Perpetual Maturity(b)	14,596,000	15,456,434
International Lease Finance Corp.:
5.88%, 08/15/22	4,850,000	5,441,232
Provident Funding Associates LP / PFG Finance Corp. - 144A:
6.38%, 06/15/25(a)	2,825,000	2,973,313
		30,011,042
Insurance (1.72%)
Massachusetts Mutual Life Insurance Co. - 144A:
8.88%, 06/01/39(a)	1,414,000	2,296,472
Northwestern Mutual Life Insurance Co. - 144A:
6.06%, 03/30/40(a)	6,025,000	7,938,067
PartnerRe Finance B LLC:
5.50%, 06/01/20	3,200,000	3,452,684
Validus Holdings, Ltd. (Bermuda):
8.88%, 01/26/40	5,175,000	7,504,817
		21,192,040
Real Estate Investment Trust (REITs) (2.83%)
MPT Operating Partnership LP / MPT Finance Corp.:
5.00%, 10/15/27	6,175,000	6,344,812
Ventas Realty LP / Ventas Capital Corp.:
4.75%, 06/01/21	10,500,000	11,238,997
Washington Real Estate Investment Trust:
3.95%, 10/15/22	2,025,000	2,092,198
4.95%, 10/01/20	13,825,000	14,607,528
Weingarten Realty Investors:
6.64%, 07/15/26	545,000	633,257
		34,916,792
Total Financial Institutions		177,546,627

Industrial (18.70%)
Basic Industry (2.76%)
CF Industries, Inc. - 144A:
4.50%, 12/01/26(a)	4,325,000	4,531,947
FMG Resources August 2006 Pty, Ltd. - 144A (Australia):
9.75%, 03/01/22(a)	7,725,000	8,706,075
Potlatch Corp.:
7.50%, 11/01/19	9,571,000	10,456,318
West Fraser Timber Co., Ltd. - 144A (Canada):
4.35%, 10/15/24(a)	10,675,000	10,287,406
		33,981,746

	Principal Amount	Value
Capital Goods (2.80%)
Airbus Group Finance BV - 144A (Netherlands):
2.70%, 04/17/23(a)	$1,950,000	$1,970,253
CNH Industrial NV (United Kingdom):
4.50%, 08/15/23	3,275,000	3,476,412
General Dynamics Corp.:
2.63%, 11/15/27	3,025,000	2,929,948
Hexcel Corp.:
4.70%, 08/15/25	3,781,000	4,078,198
Huntington Ingalls Industries, Inc. - 144A:
5.00%, 11/15/25(a)	8,550,000	9,255,375
Masco Corp.:
4.45%, 04/01/25	3,875,000	4,155,550
United Rentals North America, Inc.:
4.63%, 07/15/23	6,850,000	7,175,375
7.63%, 04/15/22	1,358,000	1,415,104
		34,456,215
Communications (2.96%)
America Movil SAB de CV (Mexico):
5.00%, 10/16/19	6,975,000	7,392,903
American Tower Corp.:
5.90%, 11/01/21	3,575,000	4,013,649
AT&T, Inc.:
4.45%, 04/01/24	2,150,000	2,288,494
4.55%, 03/09/49	3,577,000	3,314,944
Series WI, 5.35%, 09/01/40	344,000	362,546
Historic TW, Inc.:
9.15%, 02/01/23	2,410,000	3,109,655
Lions Gate Entertainment Corp. - 144A:
5.88%, 11/01/24(a)	4,700,000	4,958,500
Nexstar Broadcasting, Inc. - 144A:
5.63%, 08/01/24(a)	6,750,000	7,003,125
Verizon Communications, Inc.:
5.15%, 09/15/23	3,625,000	4,072,080
		36,515,896
Consumer Cyclical (2.66%)
Alimen Couche-Tard, Inc. - 144A (Canada):
3.55%, 07/26/27(a)	12,325,000	12,457,414
DriveTime Automotive Group, Inc. / Bridgecrest Acceptance Corp. - 144A:
8.00%, 06/01/21(a)	7,720,000	7,806,850
General Motors Co.:
4.88%, 10/02/23	4,200,000	4,546,822
General Motors Financial Co., Inc.:
4.25%, 05/15/23	3,200,000	3,350,078
	Principal Amount	Value
Consumer Cyclical (continued)
Royal Caribbean Cruises, Ltd.:
5.25%, 11/15/22	$4,200,000	$4,659,404
		32,820,568
Consumer Non-Cyclical (3.71%)
Anheuser-Busch InBev Finance, Inc.:
3.65%, 02/01/26	12,300,000	12,741,953
Fomento Economico Mexicano SAB de CV (Mexico):
2.88%, 05/10/23	6,700,000	6,687,498
Mead Johnson Nutrition Co.:
4.13%, 11/15/25	8,625,000	9,317,879
Tesco PLC - 144A (United Kingdom):
6.15%, 11/15/37(a)	11,425,000	11,969,367
WhiteWave Foods Co.:
5.38%, 10/01/22	4,400,000	4,958,705
		45,675,402
Energy - Independent (1.63%)
Anadarko Finance Co.:
Series B, 7.50%, 05/01/31	5,050,000	6,296,038
Apache Corp.:
3.25%, 04/15/22	1,450,000	1,471,809
Burlington Resources, Inc.:
6.88%, 02/15/26	1,000,000	1,219,086
Devon Energy Corp.:
3.25%, 05/15/22	4,750,000	4,809,748
Range Resources Corp.:
4.88%, 05/15/25	6,400,000	6,336,000
		20,132,681
Energy - Midstream (1.40%)
Boardwalk Pipelines LP:
3.38%, 02/01/23	3,925,000	3,920,540
MPLX LP:
4.88%, 06/01/25	6,700,000	7,193,417
Tennessee Gas Pipeline Co. LLC:
8.38%, 06/15/32	4,775,000	6,170,119
		17,284,076
Transportation (0.78%)
American Airlines 2013-2 Class A Pass Through Trust:
4.95%, 01/15/23	7,568,353	8,127,125
CSX Transportation, Inc.:
9.75%, 06/15/20	1,250,000	1,490,095
		9,617,220
Total Industrial		230,483,804

Utility (3.63%)
Electric (3.63%)
Duke Energy Carolinas LLC:
3.90%, 06/15/21	4,275,000	4,519,893
Series C, 7.00%, 11/15/18	4,285,000	4,530,645

	Principal Amount	Value
Electric (continued)
Nevada Power Co.:
Series R, 6.75%, 07/01/37	$2,850,000	$3,901,718
Oncor Electric Delivery Co. LLC:
4.10%, 06/01/22	4,730,000	5,046,776
7.00%, 09/01/22	5,800,000	6,954,749
Pacific Gas & Electric Co.:
5.63%, 11/30/17	14,225,000	14,320,082
PPL UK Distribution Holdings, Ltd. / Western Power Distribution, Ltd. - 144A (United Kingdom):
7.25%, 12/15/17(a)	875,000	879,869
San Diego Gas & Electric Co.:
6.00%, 06/01/26	3,550,000	4,265,685
Tenaska Alabama II Partners LP - 144A:
6.13%, 03/30/23(a)	136,854	143,669
Tenaska Virginia Partners LP - 144A:
6.12%, 03/30/24(a)	133,848	146,271
		44,709,357
Total Utility		44,709,357

Total Corporate Bonds
(Cost $435,914,803)		452,739,788

	Principal Amount	Value
Municipal Bonds (8.66%)
California (3.28%)
City of San Francisco CA Public Utilities Commission Water Revenue:
6.00%, 11/01/40(c)	$11,750,000	$14,691,025
San Diego County Regional Airport Authority:
5.59%, 07/01/43(c)	9,135,000	10,147,067
6.63%, 07/01/40(c)	8,430,000	9,325,013
University of California:
6.27%, 05/15/31(c)	5,875,000	6,211,461

Total California		40,374,566

District Of Columbia (1.01%)
Metropolitan Washington Airports Authority Dulles Toll Road Revenue:
7.46%, 10/01/46(c)	8,600,000	12,466,388

Total District Of Columbia		12,466,388
	Principal Amount	Value
Louisiana (0.37%)
East Baton Rouge Sewerage Commission:
6.09%, 02/01/45(c)	$4,200,000	$4,530,036

Total Louisiana		4,530,036

Texas (2.29%)
Dallas Independent School District:
6.45%, 02/15/35(c)	8,700,000	9,841,092
North Texas Tollway Authority:
8.41%, 02/01/30(c)	4,350,000	5,698,283
8.91%, 02/01/30(c)	8,350,000	9,487,270
University of Texas System:
6.28%, 08/15/41(c)	3,026,000	3,259,698

Total Texas		28,286,343

Washington (1.71%)
State of Washington:
Series AD VALOREM PROPERTY TAX, 5.48%, 08/01/39(c)	8,400,000	10,613,484
Washington State Convention Center Public Facilities District:
Series HOTEL OCCUPANCY TAX, 6.79%, 07/01/40(c)	8,125,000	10,481,006

Total Washington		21,094,490

Total Municipal Bonds
(Cost $106,277,243)		106,751,823

Asset Backed Securities (6.88%)
American Express Credit Account Master Trust
Series 2017-1, Class A, 1.93%, 09/15/22	15,550,000	$15,575,605
Capital One Multi-Asset Execution Trust
Series 2017-A1, Class A1, 2.00%, 01/17/23	10,325,000	10,357,873
Chase Issuance Trust
Series 2015-A2, Class A2, 1.59%, 02/18/20	12,225,000	12,235,311
Drive Auto Receivables Trust 2016-B - 144A
Series 2016-BA, Class B, 2.56%, 04/15/18(a)	3,578,449	3,587,260

	Principal Amount	Value
Asset Backed Securities (continued)
Drive Auto Receivables Trust 2017-A - 144A
Series 2017-AA, Class B, 2.51%, 01/15/21(a)	$3,600,000	$3,619,581
Honda Auto Receivables Owner Trust
Series 2017-1, Class A2, 1.42%, 07/22/19	3,617,653	3,616,513
Marriott Vacation Club Owner Trust - 144A
Series 2010-1A, Class A, 3.54%, 10/20/32(a)	1,048,330	1,051,433
NextGear Floorplan Master Owner Trust - 144A
Series 2015-2A, Class A, 2.38%, 10/15/18(a)	7,905,000	7,935,271
Santander Drive Auto Receivables Trust
Series 2016-2, Class B, 2.08%, 02/16/21	10,450,000	10,480,430
Sierra Receivables Funding Co. LLC - 144A
Series 2017-1A, Class A, 2.91%, 03/20/34(a)	3,045,643	3,065,839
Toyota Auto Receivables Owner Trust
Series 2017-A, Class A3, 1.73%, 02/16/21	5,000,000	4,997,578
Series 2017-C, Class A2A, 1.58%, 07/15/20	8,225,000	8,223,622

Total Asset Backed Securities
(Cost $84,567,908)		84,746,316

Collateralized Loan Obligations (1.51%)
Madison Park Funding XIV, Ltd. - 144A
Series 2017-14A, Class A1R, 3M US L + 1.12%, 07/20/26(a)(b)	6,000,000	6,050,424
Seneca Park CLO, Ltd. 2014-1 - 144A
Series 2017-1A, Class AR, 3M US L + 1.12%, 07/17/26(a)(b)	12,500,000	12,607,775

Total Collateralized Loan Obligations
(Cost $18,510,200)		18,658,199

Commercial Mortgage-Backed Securities (6.74%)
Crown Castle Towers LLC - 144A
4.88%, 08/15/20(a)	5,900,000	6,253,116
6.11%, 01/15/20(a)	8,975,000	9,593,899
	Principal Amount	Value
Commercial Mortgage-Backed Securities (continued)
Freddie Mac Multifamily Structured Pass Through Certificates
Series 2017-Q004, Class A2H, 2.66%, 01/25/21(b)	$12,000,000	$12,169,688
Series 2017-K067, Class A2, 3.19%, 07/25/27	11,500,000	11,830,855
Series 2017-K066, Class A2, 3.12%, 06/25/27	9,000,000	9,209,419
Series 2013-K031, Class A2, 3.30%, 04/25/23(b)	3,000,000	3,143,687
Series 2017-K065, Class A2, 3.24%, 04/25/27	5,975,000	6,181,565
GTP Acquisition Partners I LLC - 144A
3.48%, 06/16/25(a)	10,800,000	10,764,576
InSite Issuer LLC - 144A
Series 2016-1A, Class C, 6.41%, 11/15/46(a)	2,250,000	2,320,977
Tuckahoe Credit Lease Trust - 144A
9.31%, 10/20/25(a)(d)	3,512,159	3,805,776
VB-S1 Issuer LLC - 144A
Series 2016-1A, Class F, 6.90%, 06/15/21(a)	7,500,000	7,754,400

Total Commercial Mortgage-Backed Securities
(Cost $81,319,077)		83,027,958

Mortgage-Backed Securities Passthrough (22.91%)
Fannie Mae Pool
Pool #889579, 6.00%, 05/01/38	1,367,343	1,553,354
Pool #889108, 6.00%, 02/01/38	874,462	995,277
Pool #907772, 6.00%, 12/01/36	195,753	207,602
Pool #995373, Series 2009, 4.50%, 02/01/39	7,194,301	7,757,271
Pool #910881, 5.00%, 02/01/37	298,033	304,957
Pool #845471, 5.00%, 05/01/36	134,511	140,669
Pool #745275, 5.00%, 02/01/36	1,196,657	1,319,296
Pool #850582, 5.50%, 01/01/36	308,557	342,505
Pool #888405, 5.00%, 12/01/36	231,184	255,013
Pool #888016, 5.50%, 05/01/36	1,496,664	1,667,962
Pool #995838, 5.50%, 05/01/39	1,093,169	1,216,262

	Principal Amount	Value
Mortgage-Backed Securities Passthrough (continued)
Fannie Mae Pool (continued)
Pool #MA2354, Series 2015, 3.50%, 08/01/35	$12,676,695	$13,219,569
Pool #MA2145, Series 2014, 4.00%, 01/01/45	13,066,851	13,784,576
Pool #AD4268, 4.50%, 03/01/25	2,083,275	2,202,447
Pool #AE0949, 4.00%, 02/01/41	3,566,064	3,773,946
Pool #AE0395, 4.50%, 10/01/40	5,435,439	5,884,044
Pool #AC8938, 4.50%, 01/01/25	3,380,409	3,582,094
Pool #AB4853, 3.00%, 04/01/32	12,240,724	12,572,272
Pool #MA1700, Series 2013, 4.50%, 12/01/43	3,764,913	4,048,959
Pool #MA2005, Series 2014, 4.50%, 08/01/44	1,074,681	1,155,364
Pool #MA1917, Series 2014, 4.50%, 06/01/44	787,245	846,591
Pool #AL7911, Series 2015, 3.50%, 12/01/45	9,735,868	10,084,250
Pool #AL5315, Series 2014, 4.00%, 06/01/42	2,700,602	2,867,940
Pool #AL9242, Series 2016, 3.00%, 10/25/49	11,386,694	11,484,354
Pool #AS6548, Series 2016, 2.50%, 01/01/31	9,601,644	9,683,827
Pool #AS5823, Series 2015, 3.50%, 09/01/45	15,453,449	15,941,368
Pool #256526, 6.00%, 12/01/36	577,872	609,997
Pool #190377, 5.00%, 11/01/36	1,132,854	1,248,846
Pool #255706, 5.50%, 05/01/35	1,135,063	1,262,294
Pool #AL3287, Series 2013, 4.50%, 09/01/41	3,861,794	4,181,333
Pool #AL0933, Series 2011, 5.00%, 10/01/41	1,380,069	1,507,503
Pool #AS7367, Series 2016, 3.00%, 06/01/41	2,661,422	2,684,247
Pool #AY3374, Series 2015, 3.50%, 04/01/45	14,883,056	15,415,837
Pool #AX2530, Series 2014, 4.00%, 11/01/44	8,053,107	8,505,677
Pool #725705, 5.00%, 08/01/34	222,246	244,369
Pool #735897, 5.50%, 10/01/35	902,568	1,006,448
Pool #735288, 5.00%, 03/01/35	1,185,836	1,307,162
Pool #AS7887, Series 2016, 3.00%, 09/01/41	11,868,274	11,970,059
	Principal Amount	Value
Mortgage-Backed Securities Passthrough (continued)
Fannie Mae Pool (continued)
Pool #AS7732, Series 2016, 3.00%, 08/01/41	$11,439,359	$11,537,467
Pool #AS8327, Series 2016, 4.00%, 11/01/46	4,561,395	4,805,775
Pool #AU1628, Series 2013, 3.00%, 07/01/43	3,358,137	3,386,402
Series 2016, 3.50%, 12/01/46	11,974,516	12,352,594
Freddie Mac Gold Pool
Gold Pool #A92533, 4.50%, 06/01/40	2,431,474	2,621,828
Gold Pool #A93505, 4.50%, 08/01/40	3,437,414	3,706,442
Gold Pool #A91161, 4.50%, 02/01/40	2,394,747	2,577,216
Gold Pool #G08607, Series 2014, 4.50%, 09/01/44	2,286,000	2,451,078
Gold Pool #C03789, 4.00%, 03/01/42	4,952,295	5,236,247
Gold Pool #Q05168, 4.00%, 12/01/41	10,476,724	11,077,229
Gold Pool #G67700, Series 2016-, 3.50%, 08/01/46	8,863,395	9,203,048
Gold Pool #Q05601, 4.00%, 01/01/42	5,949,908	6,291,008
Gold Pool #A97047, 4.50%, 02/01/41	2,961,613	3,193,567
Gold Pool #A97620, 4.50%, 03/01/41	5,289,590	5,703,841
Gold Pool #G08079, 5.00%, 09/01/35	1,155,856	1,267,774
Gold Pool #G02064, 5.00%, 02/01/36	614,563	671,920
Gold Pool #G02252, 5.50%, 07/01/36	1,081,964	1,205,432
Gold Pool #G01960, 5.00%, 12/01/35	380,482	415,715
Gold Pool #A41748, 5.00%, 01/01/36	447,630	487,765
Gold Pool #A42128, 5.50%, 01/01/36	425,955	469,792
Gold Pool #G07961, Series 2015, 3.50%, 03/01/45	10,362,209	10,740,891
Gold Pool #G08061, 5.50%, 06/01/35	109,736	122,175
Gold Pool #G05200, 5.00%, 05/01/36	2,023,489	2,212,669
Gold Pool #G02386, 6.00%, 11/01/36	735,402	831,219
Gold Pool #G03189, 6.50%, 09/01/37	1,431,137	1,614,157
Freddie Mac Non Gold Pool
Pool #781958, 2.87%, 09/01/34(b)	100,838	106,523

	Principal Amount	Value
Mortgage-Backed Securities Passthrough (continued)
Ginnie Mae I Pool
Pool #550656, 5.00%, 09/15/35	$194,698	$212,751
Ginnie Mae II Pool
Pool #G24496, 5.00%, 07/20/39	931,894	1,022,696

Total Mortgage-Backed Securities Passthrough
(Cost $280,966,711)		282,360,762

Residential Mortgage-Backed Securities (1.67%)
American Home Mortgage Investment Trust
Series 2004-4, Class 6A1, 6.00%, 02/25/45(e)	3,376,859	3,426,456
Banc of America Funding Trust
Series 2005-4, Class 1A4, 5.50%, 08/25/35	104,377	104,508
Class 2A4, 5.50%, 08/25/35	217,721	216,813
Banc of America Mortgage Securities Inc.
Series 2005-8, Class A14, 5.50%, 09/25/35	3,812	77
Bear Stearns Co Asset Backed Securities Trust
Series 2003-AC4, Class A, 5.50%, 09/25/33(e)	5,209,423	5,259,542
CHL Mortgage Pass-Through Trust
Series 2004-HYB2, Class 5A, 3.54%, 07/20/34(b)	2,280,486	2,290,693
CWABS Asset-Backed Certificates Trust
Series 2005-1, Class AF6, 5.03%, 07/25/35(b)	421,493	431,080
GSR Mortgage Loan Trust
Series 2005-3F, Class 2A3, 6.00%, 03/25/35	1,191,655	1,216,544
MASTR Alternative Loan Trust
Series 2005-3, Class 3A1, 6.50%, 04/25/35	3,560,708	3,768,545
PHHMC Trust
Series 2007-2, Class A2, 5.52%, 05/18/37(b)	1,407,858	1,427,854
Renaissance Home Equity Loan Trust
Series 2005-2, Class AF6, 4.78%, 08/25/35(e)	2,406,500	2,477,184

Total Residential Mortgage-Backed Securities
(Cost $20,684,580)		20,619,296
	Principal Amount	Value
U.S. Treasury Bonds & Notes (11.80%)
United States Treasury Note/Bond
2.88%, 05/15/43	$31,600,000	$31,840,086
3.00%, 05/15/42	9,775,000	10,108,152
2.50%, 02/15/45	19,375,000	18,064,160
2.38%, 05/15/27	15,000,000	15,058,301
1.63%, 08/15/22	15,000,000	14,805,176
4.38%, 02/15/38	1,050,000	1,333,931
4.50%, 02/15/36	1,750,000	2,250,288
4.38%, 11/15/39	11,000,000	13,994,492
3.13%, 11/15/41	6,300,000	6,663,111
4.75%, 02/15/41	14,350,000	19,273,003
		133,390,700
United States Treasury Inflation Indexed Bonds
0.38%, 07/15/25	11,974,100	11,975,220

Total U.S. Treasury Bonds & Notes
(Cost $137,172,914)		145,365,920

	Shares	Value
Money Market Mutual Funds (2.73%)
Goldman Sachs Financial Square - Government Fund, (7 Day Yield 0.914%)	33,600,103	33,600,103
Total Money Market Mutual Funds
(Cost $33,600,103)		33,600,103

Total Investments (100.38%)
(Cost $1,208,302,967)		$1,237,024,645

Liabilities Less Other Assets (-0.38%)		(4,682,014)

Net Assets (100.00%)		$1,232,342,631

See Notes to Quarterly Statements of Investments.

(a)
This security is restricted. See the table on the following page for additional information regarding each security. Included in the table are certain securities exempt from registration under Rule 144A of the Securities Act of 1933, which may be resold in transactions, normally to qualified institutional buyers.

(b)
Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at September 30, 2017. For securities based on a published reference rate and spread, the reference rate and spread are indicated the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Security can be called and redeemed at the option of the issuer prior to the stated maturity date which is included in the Statement of Investments.
(d)	This security has been valued in good faith by or under the direction of the Board of Trustees. As of September 30, 2017 these securities represented 0.31% of the Fund's net assets.
(e)	Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at September 30, 2017.

Restricted Securities

Issuer Description	Coupon	Maturity Date	Acquisition Date(s)	Cost	Value	Value as Percentage of Net Assets
Airbus Group Finance BV - 144A	2.700%	04/17/2023	8/16/2016 - 6/13/2017	$1,984,704	$1,970,253	0.16%^
Alimen Couche-Tard, Inc. - 144A	3.550%	07/26/2027	7/19/2017 - 8/23/2017	12,355,063	12,457,414	1.01%^
CF Industries, Inc. - 144A	4.500%	12/01/2026	11/10/2016	4,300,241	4,531,947	0.37%^
Crown Castle Towers LLC - 144A	6.113%	01/15/2020	1/8/2010	8,975,000	9,593,899	0.78%^
Crown Castle Towers LLC - 144A	4.883%	08/15/2020	7/29/2010	5,900,000	6,253,116	0.51%^
Drive Auto Receivables Trust 2016-B - 144A	2.560%	04/15/2018	5/18/2016	3,578,364	3,587,260	0.29%^
Drive Auto Receivables Trust 2017-A - 144A	2.510%	01/15/2021	1/24/2017	3,599,878	3,619,581	0.29%^
DriveTime Automotive Group, Inc. / Bridgecrest Acceptance Corp. - 144A	8.000%	06/01/2021	4/20/2016 - 5/26/2016	7,199,250	7,806,850	0.63%^
Emigrant Capital Trust II - 144A	12M US L + 2.00%	04/14/2034	8/11/2004	847,159	626,875	0.05%
First Tennessee Bank NA - 144A	3.750%		3/16/2005	1,500,000	1,207,641	0.10%
FMG Resources August 2006 Pty, Ltd. - 144A	9.750%	03/01/2022	12/22/2016 - 4/18/2017	8,806,332	8,706,075	0.71%^
FMR LLC - 144A	7.490%	06/15/2019	3/6/2007	5,165,119	5,432,743	0.44%^
GTP Acquisition Partners I LLC - 144A	3.482%	06/16/2025	5/20/2015 - 5/27/2015	10,820,395	10,764,576	0.87%^
Huntington Ingalls Industries, Inc. - 144A	5.000%	11/15/2025	8/24/2017 - 9/22/2017	9,263,154	9,255,375	0.75%^
InSite Issuer LLC - 144A	6.414%	11/15/2046	10/25/2016 - 10/28/2016	2,255,845	2,320,977	0.19%
Lions Gate Entertainment Corp. - 144A	5.875%	11/01/2024	10/13/2016 - 11/3/2016	4,711,935	4,958,500	0.40%^
Madison Park Funding XIV, Ltd. - 144A	3M US L + 1.12%	07/20/2026	4/13/2017	6,000,000	6,050,424	0.49%^
Marriott Vacation Club Owner Trust - 144A	3.540%	10/20/2032	11/5/2010	1,048,233	1,051,433	0.09%
Massachusetts Mutual Life Insurance Co. - 144A	8.875%	06/01/2039	3/23/2015	2,286,479	2,296,472	0.19%^
Nexstar Broadcasting, Inc. - 144A	5.625%	08/01/2024	7/13/2016 - 7/14/2016	6,807,352	7,003,125	0.57%^
NextGear Floorplan Master Owner Trust - 144A	2.380%	10/15/2018	10/23/2015	7,904,559	7,935,271	0.64%^
Northwestern Mutual Life Insurance Co. - 144A	6.063%	03/30/2040	7/16/2015 - 8/10/2015	7,152,110	7,938,067	0.64%^
PPL UK Distribution Holdings, Ltd. / Western Power Distribution, Ltd. - 144A	7.250%	12/15/2017	10/15/2003 - 6/30/2006	874,333	879,869	0.07%^
Provident Funding Associates LP / PFG Finance Corp. - 144A	6.375%	06/15/2025	11/4/2014 - 5/24/2017	2,825,000	2,973,313	0.24%^
Seneca Park CLO, Ltd. 2014-1 - 144A	3M US L + 1.12%	07/17/2026	5/2/2017	12,510,200	12,607,775	1.02%^
Sierra Receivables Funding Co. LLC - 144A	2.910%	03/20/2034	3/13/2017	3,045,441	3,065,839	0.25%^
Tenaska Alabama II Partners LP - 144A	6.125%	03/30/2023	10/9/2003 - 9/4/2009	137,545	143,669	0.01%^
Tenaska Virginia Partners LP - 144A	6.119%	03/30/2024	4/29/2004 - 6/26/2014	133,809	146,271	0.01%^
Tesco PLC - 144A	6.150%	11/15/2037	10/7/2014 - 10/16/2014	12,116,882	11,969,367	0.97%^
Tuckahoe Credit Lease Trust - 144A	9.310%	10/20/2025	12/11/2009	3,210,519	3,805,776	0.31%
VB-S1 Issuer LLC - 144A	6.901%	06/15/2021	6/8/2016 - 10/26/2016	7,560,679	7,754,400	0.63%
West Fraser Timber Co., Ltd. - 144A	4.350%	10/15/2024	10/7/2014	10,675,000	10,287,406	0.83%
				$175,550,580	$179,001,559	14.51%

^
144A securities with a liquid trading market as determined by the Advisor under the supervision of the Board of Trustees. Such securities represent 12.31% of the Fund's net assets as of September 30, 2017.

WESTCORE MUNICIPAL OPPORTUNITIES FUND AS OF
SEPTEMBER 30, 2017 (Unaudited)

	Principal Amount	Value
Municipal Bonds (93.79%)
General Obligation Ltd (7.12%)
Development (3.80%)
Sterling Hills West Metropolitan District:
5.00%, 12/01/32(a)	$350,000	$400,999

General Obligation (3.32%)
City of North Las Vegas NV:
4.25%, 10/01/33 NATL(a)(b)	50,000	50,019
Dallas County Hospital District:
5.00%, 08/15/27(a)	30,000	34,510
Papio-Missouri River Natural Resource District:
4.00%, 12/15/31(a)	250,000	265,497
		350,026
Total General Obligation Ltd		751,025

General Obligation Unltd (10.38%)
General Obligation (10.38%)
Commonwealth of Puerto Rico (Puerto Rico):
5.25%, 07/01/24 AGM(a)(b)	295,000	318,871
5.38%, 07/01/25 AGM(a)(b)	245,000	264,999
Harris County Utility District No 16:
5.75%, 09/01/31 AGM(a)(b)	100,000	119,248
Kaufman County Municipal Utility District No 11:
4.50%, 03/01/33 BAM(b)(c)	350,000	392,053
		1,095,171
Total General Obligation Unltd		1,095,171

Government Related (14.03%)
Local Authority (14.03%)
Arapahoe County Water & Wastewater Authority:
6.68%, 12/01/39(a)	30,000	32,292
City of Homestead FL:
2.14%, 07/01/20 AGM(b)	160,000	159,030
City of Irving TX:
7.25%, 08/15/53(a)	30,000	32,308
Industrial Development Authority of the County of Pima:
2.15%, 12/15/17	150,000	149,954
Madison Local School District/Lake County:
5.85%, 04/01/40(a)	20,000	20,994
New Hope Cultural Education Facilities Finance Corp.:
5.00%, 08/15/19	140,000	139,681
North Texas Tollway Authority:
8.91%, 02/01/30(a)	90,000	102,258
	Principal Amount	Value
Local Authority (continued)
Port of Marrow:
3.05%, 06/01/23(a)(c)	$340,000	$339,317
San Diego County Regional Airport Authority:
6.63%, 07/01/40(a)	105,000	116,148
San Joaquin Regional Rail Commission:
7.64%, 05/01/30(a)	25,000	26,942
University of Colorado:
6.26%, 06/01/36(a)	340,000	361,963
		1,480,887
Total Government Related		1,480,887

Revenue Bonds (57.85%)
Airport (7.02%)
Chicago O'Hare International Airport:
5.63%, 01/01/35(a)(d)	30,000	34,191
5.63%, 01/01/35(a)	5,000	5,598
City & County of Denver Co.:
5.00%, 10/01/32(a)	400,000	435,347
County of Clark Department of Aviation:
5.00%, 07/01/28(a)	55,000	64,451
Dallas/Fort Worth International Airport:
5.25%, 11/01/32(a)	25,000	29,440
Wayne County Airport Authority:
5.00%, 12/01/37(a)(c)	150,000	171,812
		740,839
Development (2.65%)
Brooklyn Arena Local Development Corp.:
5.00%, 07/15/25	40,000	47,624
City of Baltimore MD:
5.00%, 09/01/34(a)	200,000	231,652
		279,276
Education (3.62%)
Colorado Educational & Cultural Facilities Authority:
4.00%, 12/01/38(a)	50,000	51,219
4.00%, 06/15/20	15,000	15,343
5.00%, 06/15/29(a)	100,000	102,041
Utah Charter School Finance Authority:
5.00%, 04/15/30(a)	185,000	212,972
		381,575
Facilities (0.83%)
Puerto Rico Public Buildings Authority (Puerto Rico):
5.25%, 07/01/27 AGM(a)(b)	85,000	87,856

	Principal Amount	Value
General (5.16%)
City of Coralville IA:
5.00%, 05/01/33(a)	$250,000	$273,893
Illinois Finance Authority:
5.50%, 04/01/39(a)	100,000	105,508
Mississippi State University Educational Building Corp.:
4.25%, 08/01/30(a)	30,000	32,486
Tennessee Energy Acquisition Corp.:
5.25%, 09/01/26(a)	110,000	132,469
		544,356
General Obligation (1.21%)
City of Coralville IA:
4.00%, 05/01/27(a)	65,000	67,505
Fairburn Development Authority:
4.75%, 07/01/33 AGM(a)(b)	55,000	60,055
		127,560
Higher Education (2.79%)
County of Douglas NE:
5.88%, 07/01/40(a)	15,000	16,702
Illinois Finance Authority:
5.00%, 10/01/30(a)	40,000	47,198
Indiana Finance Authority:
5.00%, 02/01/32(a)	10,000	11,084
Miami-Dade County Educational Facilities Authority:
5.00%, 04/01/33(a)	15,000	17,184
Washington Higher Education Facilities Authority:
5.00%, 10/01/27(a)	35,000	39,115
5.25%, 04/01/43(a)	135,000	152,322
Washington State University:
5.00%, 04/01/39(a)	10,000	11,273
		294,878
Housing (4.71%)
Louisiana Public Facilities Authority:
5.00%, 07/01/42(a)(c)	250,000	282,265
Maryland Economic Development Corp.:
5.00%, 07/01/37(a)	200,000	215,160
		497,425
Medical (8.77%)
Colorado Health Facilities Authority:
4.63%, 09/01/39(a)	30,000	30,036
5.00%, 01/01/20	15,000	15,884
5.00%, 01/01/22	30,000	32,673
5.00%, 01/01/23(a)	50,000	53,893
5.00%, 01/01/25(a)	30,000	31,783
	Principal Amount	Value
Medical (continued)
Illinois Finance Authority:
4.00%, 06/01/47(a)	$40,000	$40,184
4.25%, 05/15/41(a)	185,000	188,489
5.00%, 03/01/34(a)	430,000	487,594
5.75%, 08/15/31(a)	20,000	22,721
6.00%, 08/15/41 AGM(a)(b)	20,000	22,659
		925,916
Nursing Homes (2.53%)
Colorado Health Facilities Authority:
5.00%, 12/01/33(a)	35,000	37,848
5.00%, 12/01/42(a)	140,000	150,011
5.00%, 05/15/19	75,000	78,683
		266,542
Power (0.28%)
Puerto Rico Electric Power Authority (Puerto Rico):
5.25%, 07/01/24 BHAC(b)	25,000	29,105

Transportation (18.28%)
Central Texas Regional Mobility Authority:
5.00%, 01/01/33(a)	340,000	377,638
5.00%, 01/01/34(a)	200,000	228,858
Central Texas Turnpike System:
5.00%, 08/15/28(a)	95,000	110,027
5.00%, 08/15/30(a)	70,000	80,311
5.00%, 08/15/31(a)	25,000	28,564
Colorado High Performance Transportation Enterprise:
5.00%, 12/31/56(a)	200,000	219,308
Metropolitan Washington Airports Authority:
6.50%, 10/01/41 AGC(a)(b)	80,000	102,585
Regional Transportation District:
6.00%, 01/15/26(a)	20,000	22,137
Texas Private Activity Bond Surface Transportation Corp.:
7.00%, 06/30/40(a)	480,000	542,462
Virginia Small Business Financing Authority:
5.00%, 01/01/40(a)	200,000	215,820
		1,927,710
Total Revenue Bonds		6,103,038

Special Assessment (4.41%)
Development (1.76%)
Village Community Development District No 5:
3.13%, 05/01/22	180,000	185,229

	Principal Amount	Value
General (2.65%)
City of Lewisville TX:
3.50%, 10/01/27 AGM(a)(b)	$275,000	$280,016

Total Special Assessment		465,245

Total Municipal Bonds
(Cost $9,824,355)		9,895,366

U.S. Treasury Obligations (14.15%)
U.S. Treasury Note
1.25%, 08/31/19	1,500,000	$1,493,584
Total U.S. Treasury Obligations
(Cost $1,497,197)		1,493,584

Total Investments (107.94%)
(Cost $11,321,552)		$11,388,950

Liabilities Less Other Assets (-7.94%)		(836,923)

Net Assets (100.00%)		$10,552,027

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

(a)	Security can be called and redeemed at the option of the issuer prior to the stated maturity date which is included in the Statement of Investments.
(b)	This security is insured. In the event of a default by the bond issuer, the insurer, as noted in the security description, guarantees scheduled principal and interest payments will be made when due.
(c)	When - Issued Security/Forward Commitment Security.
(d)	This security is prerefunded in advance of the next call date.

See Notes to Quarterly Statements of Investments.

WESTCORE COLORADO TAX-EXEMPT FUND AS OF
SEPTEMBER 30, 2017 (Unaudited)

	Principal Amount	Value
Municipal Bonds (95.67%)
Certificate Participation (16.43%)
Education (3.15%)
Adams 12 Five Star Schools:
2.00%, 12/15/17	$500,000	$501,145
2.00%, 12/15/18	200,000	202,498
3.00%, 12/15/20	1,830,000	1,926,587
Douglas County School District No Re-1 Douglas & Elbert Counties:
4.00%, 01/15/28(a)	1,675,000	1,852,634
5.00%, 01/15/25(a)(b)	1,000,000	1,050,860
El Paso County School District No 49 Falcon:
3.00%, 12/15/18	300,000	306,918
Pueblo County School District No 70:
1.50%, 01/15/18	175,000	175,186
1.88%, 01/15/19	180,000	181,289
2.10%, 01/15/20	215,000	219,147
2.38%, 01/15/21(a)	270,000	275,524
State of Colorado:
5.00%, 03/15/24(a)	1,000,000	1,129,490
		7,821,278
General (13.28%)
Auraria Higher Education Center:
6.00%, 05/01/24(a)(b)	499,000	537,792
City & County of Broomfield CO:
4.00%, 12/01/17(b)	655,000	658,256
City & County of Denver CO:
5.25%, 12/01/24(a)(b)	625,000	655,656
City of Aurora CO:
5.00%, 12/01/30(a)	875,000	940,835
5.00%, 12/01/34(a)	450,000	525,929
5.00%, 12/01/35(a)	615,000	716,075
5.00%, 12/01/42(a)	3,235,000	3,707,892
City of Longmont CO:
5.00%, 12/01/28(a)	1,500,000	1,758,645
City of Pueblo CO:
5.50%, 08/15/18 AGC(b)(c)	500,000	519,450
Colorado Higher Education:
5.25%, 11/01/23(a)(b)	1,280,000	1,338,304
County of Eagle CO:
5.00%, 12/01/25	250,000	301,817
5.00%, 12/01/27(a)	495,000	585,427
5.25%, 12/01/23(a)(b)	500,000	524,525
County of El Paso CO:
2.00%, 12/01/20 AGM(c)	1,615,000	1,651,402
County of Pueblo CO:
5.00%, 09/15/19 AGM(c)	750,000	805,365
	Principal Amount	Value
General (continued)
Regional Transportation District:
4.38%, 06/01/39(a)	$5,000,000	$5,358,000
5.00%, 12/01/22 AMBAC(a)(b)(c)	1,000,000	1,006,570
5.00%, 06/01/20	1,200,000	1,316,736
5.00%, 06/01/28(a)	2,000,000	2,335,940
State of Colorado Department of Transportation:
5.00%, 06/15/41(a)	2,680,000	2,820,566
Town of Breckenridge CO:
5.00%, 12/01/35(a)	2,425,000	2,836,280
Town of Erie CO:
5.00%, 11/01/27(a)	1,735,000	2,058,022
		32,959,484
Total Certificate Participation		40,780,762

General Obligation Ltd (4.96%)
Development (3.50%)
Cherry Creek Corporate Center Metropolitan District:
5.00%, 06/01/37(a)	1,070,000	1,076,345
Cornerstar Metropolitan District:
3.50%, 12/01/21	500,000	507,440
4.50%, 12/01/27(a)	500,000	522,910
5.13%, 12/01/37(a)	1,000,000	1,042,230
Sierra Ridge Metropolitan District No 2:
5.50%, 12/01/46(a)	1,000,000	1,029,110
Southglenn Metropolitan District:
3.00%, 12/01/21	1,960,000	1,954,630
Sterling Hills West Metropolitan District:
5.00%, 12/01/39(a)	750,000	827,902
Tallyns Reach Metropolitan District No 3:
6.75%, 11/01/38(a)	1,720,000	1,728,239
		8,688,806
General Obligation (1.46%)
Eaton Area Park & Recreation District:
5.50%, 12/01/30(a)	470,000	511,694
Fossil Ridge Metropolitan District No 3:
5.00%, 12/01/44(a)	1,000,000	1,028,170
5.00%, 12/01/36(a)	2,000,000	2,078,000
		3,617,864
Total General Obligation Ltd		12,306,670

General Obligation Unltd (19.92%)
Development (8.44%)
Beacon Point Metropolitan District:
5.00%, 12/01/30 AGM(a)(c)	1,000,000	1,151,600
Breckenridge Mountain Metropolitan District:
3.00%, 12/01/36 AGM(a)(c)	250,000	229,240

	Principal Amount	Value
Development (continued)
Central Platte Valley Metropolitan District:
5.00%, 12/01/43(a)	$3,500,000	$3,716,755
5.50%, 12/01/29(a)	750,000	847,072
6.00%, 12/01/38(a)	1,000,000	1,165,730
Copperleaf Metropolitan District No 2:
5.75%, 12/01/45(a)	2,000,000	2,114,360
Eagle Bend Metropolitan District No 2:
5.00%, 12/01/37 BAM(a)(c)	1,800,000	2,063,124
North Range Metropolitan District No 1:
5.00%, 12/01/38(a)	3,000,000	3,314,670
SBC Metropolitan District:
5.00%, 12/01/34 AGM(a)(c)	205,000	235,848
Tallyns Reach Metropolitan District No 3:
4.00%, 12/01/21	1,930,000	2,049,969
Vista Ridge Metropolitan District:
5.00%, 12/01/27 BAM(a)(c)	485,000	575,414
5.00%, 12/01/28 BAM(a)(c)	750,000	884,482
5.00%, 12/01/31 BAM(a)(c)	1,250,000	1,452,163
Wheatlands Metropolitan District:
5.00%, 12/01/30 BAM(a)(c)	1,000,000	1,140,680
		20,941,107
Facilities (0.58%)
Clear Creek Metropolitan Recreation District:
2.50%, 12/01/17	1,430,000	1,432,431

General Obligation (8.49%)
Anthem West Metropolitan District:
5.00%, 12/01/35 BAM(a)(c)	1,165,000	1,305,639
City of Sheridan CO:
5.00%, 12/01/34(a)	1,425,000	1,657,902
5.00%, 12/01/36(a)	1,575,000	1,810,069
5.00%, 12/01/37(a)	3,120,000	3,597,890
5.00%, 12/01/42(a)	1,500,000	1,719,180
Commonwealth of Puerto Rico (Puerto Rico):
5.25%, 07/01/20 AGM(c)	1,635,000	1,749,875
5.25%, 07/01/24 AGM(a)(c)	1,945,000	2,102,389
5.38%, 07/01/25 AGM(a)(c)	1,525,000	1,649,486
5.50%, 07/01/18 AGM(c)	835,000	856,460
5.50%, 07/01/19 AGM(c)	1,485,000	1,565,739
High Plains Metropolitan District:
4.00%, 12/01/47 NATL(a)(c)	2,425,000	2,496,417
5.00%, 12/01/35 NATL(a)(c)	500,000	576,585
		21,087,631
School District (2.41%)
Arapahoe County School District No 1 Englewood:
5.00%, 12/01/29(a)(b)	2,440,000	2,805,561
	Principal Amount	Value
School District (continued)
Boulder Larimer & Weld Counties St Vrain Valley School District Re1J:
4.00%, 12/15/17	$1,400,000	$1,408,862
Douglas County School District No Re-1 Douglas & Elbert Counties:
zero coupon, 12/15/22	1,660,000	1,508,409
Routt-Rio Blanco Counties School District Re-3 South Routt/CO:
1.50%, 12/01/17	255,000	255,285
		5,978,117
Total General Obligation Unltd		49,439,286

Government Related (5.48%)
Local Authority (5.48%)
Aspen Public Facilities Authority:
5.88%, 09/01/32 AGM(a)(c)	880,000	882,191
Colorado Water Resources & Power Development Authority:
5.65%, 09/01/30 AGM(a)(c)	1,745,000	1,913,235
Hyland Hills Park & Recreation District:
1.20%, 12/15/17	100,000	99,897
1.45%, 12/15/18	150,000	148,949
1.70%, 12/15/19	425,000	418,221
2.00%, 12/15/20	150,000	147,267
2.15%, 12/15/21	135,000	131,494
State of Colorado:
4.99%, 03/15/19	500,000	522,370
University of Colorado:
6.26%, 06/01/36(a)	8,770,000	9,336,542
		13,600,166
Total Government Related		13,600,166

Revenue Bonds (44.93%)
Airport (3.06%)
City & County of Denver CO Airport System Revenue:
5.25%, 11/15/28(a)	1,000,000	1,085,480
1M US L + 0.86%, 11/15/31(a)	5,135,000	5,171,150
Grand Junction Regional Airport Authority:
5.00%, 12/01/31 NATL(a)(c)	1,155,000	1,342,815
		7,599,445
Development (2.35%)
Denver Convention Center Hotel Authority:
5.00%, 12/01/27(a)	2,000,000	2,371,060
5.00%, 12/01/31(a)	1,500,000	1,733,490
5.00%, 12/01/32(a)	500,000	574,810
5.00%, 12/01/33(a)	500,000	574,380
5.00%, 12/01/34(a)	500,000	569,675
		5,823,415

	Principal Amount	Value
Education (8.98%)
Colorado Educational & Cultural Facilities Authority:
3.75%, 07/01/26	$1,000,000	$986,740
4.00%, 04/01/22	160,000	166,270
4.13%, 07/01/26(a)	630,000	644,868
5.00%, 10/01/19(b)	115,000	123,942
5.00%, 05/01/35(a)	3,145,000	3,376,095
5.00%, 05/15/29(a)	2,600,000	3,032,978
5.00%, 11/01/30(a)	500,000	573,735
5.00%, 07/01/36(a)	1,000,000	1,131,350
5.00%, 12/15/31(a)	715,000	844,315
5.00%, 08/01/36(a)	805,000	921,628
5.00%, 06/01/36(a)	1,580,000	1,782,493
5.00%, 08/15/30(a)	750,000	836,843
5.00%, 11/15/24	435,000	499,371
5.00%, 11/15/31(a)	1,000,000	1,130,010
5.00%, 07/01/36(a)	1,000,000	1,027,740
5.00%, 09/01/36(a)	1,000,000	1,003,480
5.00%, 12/01/31(a)	1,500,000	1,703,355
5.00%, 09/01/46(a)	500,000	501,035
5.00%, 10/01/32(a)	1,340,000	1,482,120
5.63%, 01/15/44(a)	490,000	525,942
		22,294,310
Facilities (0.27%)
City & County of Denver CO Golf Revenue:
5.00%, 09/01/18(a)	180,000	180,500
5.00%, 09/01/19(a)	500,000	501,335
		681,835
General (2.45%)
City & County of Denver CO:
5.25%, 09/01/18 AGM(b)(c)	1,500,000	1,557,795
City of Commerce City CO:
5.00%, 08/01/28 AGM(a)(c)	600,000	694,818
5.00%, 08/01/34 AGM(a)(c)	1,025,000	1,185,495
County of Boulder CO:
5.00%, 12/15/25(a)(b)	1,000,000	1,047,700
Hyland Hills Park & Recreation District:
2.00%, 12/15/21	250,000	251,505
2.00%, 12/15/22	300,000	298,380
3.00%, 12/15/23	200,000	208,396
5.00%, 12/15/24	275,000	320,625
Town of Castle Rock CO:
6.00%, 06/01/23 AGC(a)(b)(c)	500,000	516,560
		6,081,274
Higher Education (3.72%)
Auraria Higher Education Center:
4.00%, 04/01/29 AGM(a)(c)	2,500,000	2,671,875
	Principal Amount	Value
Higher Education (continued)
Colorado Educational & Cultural Facilities Authority:
4.00%, 03/01/30(a)	$1,000,000	$1,104,760
4.00%, 03/01/33(a)	1,125,000	1,215,664
5.00%, 10/01/36(a)	1,500,000	1,704,555
5.00%, 10/01/34(a)	1,975,000	2,212,178
University of Colorado:
4.00%, 06/01/32(a)	300,000	332,154
		9,241,186
Medical (13.17%)
Aspen Valley Hospital District:
5.00%, 10/15/30(a)	1,650,000	1,786,240
City of Aurora CO:
5.00%, 12/01/22 AGM(a)(b)(c)	1,000,000	1,026,550
Colorado Health Facilities Authority:
4.00%, 05/15/29(a)	1,695,000	1,838,905
5.00%, 01/15/28(a)	1,150,000	1,359,139
5.00%, 05/15/30(a)	500,000	570,915
5.00%, 05/15/40(a)	1,000,000	1,106,540
5.00%, 12/01/27(a)	1,000,000	1,196,160
5.00%, 12/01/29(a)	1,010,000	1,187,447
5.00%, 09/01/25(a)	450,000	451,373
5.00%, 12/01/19	300,000	320,253
5.00%, 12/01/21	875,000	983,010
5.00%, 12/01/24(a)	1,000,000	1,133,780
5.00%, 02/01/22	200,000	220,124
5.00%, 02/01/23	520,000	577,595
5.00%, 01/01/23(a)	1,000,000	1,082,260
5.00%, 10/01/17	1,045,000	1,045,000
5.00%, 02/01/23(a)	500,000	545,680
5.00%, 01/01/18	1,630,000	1,641,589
5.00%, 09/01/29(a)	1,000,000	1,162,050
5.00%, 10/01/32(a)	500,000	547,035
5.25%, 07/01/24(a)	1,000,000	1,060,200
5.25%, 02/01/31(a)	1,500,000	1,601,145
6.25%, 10/01/33(a)	1,250,000	1,305,088
Denver Health & Hospital Authority:
5.00%, 12/01/39(a)	1,500,000	1,576,515
3M US L + 1.10%, 12/01/33(a)(d)	1,585,000	1,410,793
University of Colorado Hospital Authority:
4.00%, 11/15/47(a)(d)	3,000,000	3,152,970
5.00%, 11/15/36(a)	2,470,000	2,806,735
		32,695,091
Multifamily Housing (2.47%)
Colorado Housing & Finance Authority:
1.05%, 08/01/18 FHA	1,500,000	1,501,545
2.20%, 11/01/18 FHA	4,565,000	4,617,726
		6,119,271

	Principal Amount	Value
Nursing Homes (2.10%)
Colorado Health Facilities Authority:
4.00%, 01/01/21	$255,000	$266,113
4.00%, 01/01/22	265,000	278,502
5.00%, 06/01/22	750,000	851,430
5.00%, 06/01/31(a)	1,250,000	1,420,087
5.00%, 06/01/32(a)	1,750,000	1,977,307
5.25%, 06/01/23(a)	55,000	55,131
5.25%, 06/01/18(a)	220,000	220,524
5.25%, 06/01/20(a)	145,000	145,345
		5,214,439
Power (0.08%)
Puerto Rico Electric Power Authority (Puerto Rico):
3M US L + 0.52%, 07/01/29 AGM(a)(c)(d)	240,000	193,800

Transportation (5.02%)
Colorado High Performance Transportation Enterprise:
5.00%, 12/31/47(a)	1,600,000	1,770,656
5.00%, 12/31/51(a)	3,500,000	3,844,960
5.00%, 12/31/56(a)	3,800,000	4,166,852
E-470 Public Highway Authority:
1M US L + 1.05%, 09/01/39(a)(d)	1,000,000	1,015,200
Regional Transportation District:
6.00%, 01/15/34(a)	700,000	772,604
6.00%, 01/15/26(a)	800,000	885,496
		12,455,768
Water (1.26%)
City & County of Broomfield CO:
5.00%, 12/01/23(a)	1,285,000	1,475,155
City of Brighton CO Water Activity Revenue:
5.00%, 12/01/29 AGC(a)(b)(c)	1,515,000	1,642,184
		3,117,339
Total Revenue Bonds		111,517,173

Tax Allocation (3.95%)
Development (0.69%)
Denver Urban Renewal Authority:
5.00%, 12/01/24(a)	500,000	577,975
5.00%, 12/01/25(a)	1,000,000	1,147,980
		1,725,955
General (3.26%)
Fountain Urban Renewal Authority:
4.50%, 11/01/29(a)	1,945,000	1,964,625
Park Creek Metropolitan District:
5.00%, 12/01/26(a)	730,000	841,814
5.00%, 12/01/27(a)	620,000	706,738
Plaza Metropolitan District No 1:
5.00%, 12/01/22	1,000,000	1,094,430
	Principal Amount	Value
General (continued)
Thornton Development Authority:
5.00%, 12/01/23	$300,000	$350,592
5.00%, 12/01/24	440,000	521,523
5.00%, 12/01/25(a)	325,000	383,091
5.00%, 12/01/26(a)	425,000	499,430
5.00%, 12/01/30(a)	500,000	577,930
5.00%, 12/01/31(a)	1,000,000	1,150,920
		8,091,093
Total Tax Allocation		9,817,048

Total Municipal Bonds
(Cost $235,076,203)		237,461,105

	Shares	Value
Money Market Mutual Funds (0.22%)
Goldman Sachs Financial Square - Government Fund, (7 Day Yield 0.914%)	555,484	555,484
Total Money Market Mutual Funds
(Cost $555,484)		555,484

Short Term Investments (0.00%)(e)
Bny Mellon Cash Reserve, (7 Day Yield 0.001%)	187	187

Total Short Term Investments
(Cost $187)		187

Total Investments (95.89%)
(Cost $235,631,874)		$238,016,776

Other Assets Less Liabilities (4.11%)		10,201,218

Net Assets (100.00%)		$248,217,994

Investment Abbreviations:
LIBOR - London Interbank Offered Rate

Libor Rates:
1M US L - 1 Month LIBOR as of September 30, 2017 was 1.24%
3M US L - 3 Month LIBOR as of September 30, 2017 was 1.34%

Investment classifications presented herein are based on the categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different form another. Investment classifications are unaudited. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

(a)	Security can be called and redeemed at the option of the issuer prior to the stated maturity date which is included in the Statement of Investments.
(b)	This security is prerefunded in advance of the next call date.
(c)	This security is insured. In the event of a default by the bond issuer, the insurer, as noted in the security description, guarantees scheduled principal and interest payments will be made when due.
(d)
Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at September 30, 2017. For securities based on a published reference rate and spread, the reference rate and spread are indicated the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Less than 0.005%

See Notes to Quarterly Statements of Investments.

COMMON ABBREVIATIONS
ADR	American Depositary Receipt.
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal.
AMBAC	AmbacAssurance Corporation.
BAM	Build America Mutual
LLC	Limited Liability Company.
LP	Limited Partnership.
Ltd.	Limited.
MORAL OBLG
Charter School Moral Obligation Program. Moral Obligation bonds are revenue-backed, state issued municipal bonds, whose principal and interest is backed by the moral, but not legal, obligation of a state government.

NATL	National Public Finance Guarantee Corporation
NATL FGIC	National Public Finance Guarantee Corporation / Financial Guaranty Insurance Company
N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	Public Limited Company.
REIT(s)	Real Estate Investment Trust.
SA	Generally designates corporations in various countries, mostly those employing the civil law. This translates literally in all languages mentioned as anonymous company.
SE	SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States.
S.p.A.	Società Per Azioni is an Italian shared company.
XLCA	XL Capital Assurance Inc.

CURRENCY ABBREVIATIONS
AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Republic Koruna
DKK	Danish Krone
EUR	Euro Currency
GBP	British Pound

CURRENCY ABBREVIATIONS (continued)
HKD	Hong Kong Dollar
HUK	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PHP	Philippine Peso
PLN	Polish Zloty
QAR	Qatari Rial
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
ZAR	South African Rand

NOTES TO QUARTERLY STATEMENTS OF INVESTMENTS
September 30, 2017 (Unaudited)

1. ORGANIZATION

Westcore Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Interests in the Westcore Small-Cap Growth Fund, Westcore Small-Cap Growth Fund II, Westcore Global Large-Cap Dividend Fund, Westcore Large-Cap Dividend Fund, Westcore Mid-Cap Value Dividend Fund, Westcore Mid-Cap Value Dividend Fund II, Westcore Smid-Cap Value Dividend Fund, Westcore Small-Cap Value Dividend Fund, Westcore Micro-Cap Opportunity Fund, Westcore International Small-Cap Fund, Westcore Flexible Income Fund, Westcore Plus Bond Fund, Westcore Municipal Opportunities Fund and Westcore Colorado Tax-Exempt Fund (the “Funds”) are represented by separate classes of beneficial interest of the Trust, which is organized as a Massachusetts business trust. All of the Funds offer Retail Class shares except Westcore Small-Cap Growth Fund II. All of the Funds also offer Institutional Class shares except Westcore Micro-Cap Opportunity Fund. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters solely affecting such class.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. Each Fund is considered an investment company for financial reporting purposes, the following policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

Use of Estimates – The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. The actual results could differ from those estimates.

Investment Valuation – All securities of the Funds are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m. (Eastern Time), on each day that the NYSE is open, subject to provisions in the Prospectus and/or Statement of Additional Information regarding pricing at other times in case of an emergency and optional pricing of the Funds in the event that the NYSE does not open for business because of an emergency.

Securities that are traded on a recognized domestic stock exchange are generally valued at the last sales price as of the valuation time on the principal stock exchange on which they are traded. Securities that are principally traded on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) exchange are generally valued at the NASDAQ Official Closing Price (“NOCP”). Unlisted securities that are traded on the domestic over-the-counter market for which last sales prices are available, are generally valued at the last sales price as of the valuation time. In the absence of sales and NOCP, such securities are valued at the mean of the bid and asked prices.

Securities that are traded on a foreign stock exchange (and that are not listed on a recognized domestic stock exchange or traded on the NASDAQ exchange or the domestic over the counter market) are generally valued at the official closing price on the principal stock exchange on which they are traded. When an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value, the fair value of those securities are determined in good faith in accordance with procedures established by and under the general supervision of the Board of Trustees. The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value is believed to have been materially affected by an valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. In the event that closing prices are not available for such foreign securities, such securities are generally valued at the last sales price occurring prior to the closing of its principal exchange.

Forward foreign currency contracts have a market value determined by the prevailing daily foreign currency exchange rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing vendor. Foreign currency exchange rates and foreign currency exchange forward rates may generally be obtained at the close of the NYSE.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value.

Fixed-income obligations, excluding municipal securities, having a remaining maturity of greater than 60 days, are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service. Municipal securities having a remaining maturity of greater than 60 days, are typically valued at the evaluated bid price formulated by an independent pricing service.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by or under the direction of the Board of Trustees. Factors which may be considered when determining the value of a security include (a) the fundamental data relating to the investment; (b) an evaluation of the forces which influence the market in which the security is sold, including the liquidity and depth of the market; (c) the market value at date of purchase; (d) information as to any transactions or offers with respect to the security or comparable securities; and (e) any other relevant matters.

Market, Credit and Counterparty Risk – In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional, national or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Securities Traded on Foreign Exchanges – All of the Funds, except the Westcore Colorado Tax-Exempt Fund, may invest at least a portion of their assets in foreign securities. As of September 30, 2017, all Funds were primarily invested in securities traded on U.S. exchanges, except Westcore International Small-Cap Fund and Westcore Global Large-Cap Dividend Fund. In the event that a Fund executes a security transaction on a foreign exchange, the Fund will generally enter into a foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks. The accounting records of the Funds are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

Country Risk – As of September 30, 2017, the Westcore International Small-Cap Fund invested a significant percentage of its assets in Japan and the United Kingdom and the Westcore Global Large-Cap Dividend Fund invested a significant percentage of its assets in Switzerland. Therefore, these Funds may be more affected by economic developments and currency fluctuations in these countries.

Sector Concentration Risk – The Funds may concentrate investments in companies that are in a single sector or related sector. Concentrating investments in a single sector may make the Fund more susceptible to adverse economic, business regulatory or other developments affecting that sector. If an economic downturn occurs in a sector in which the Fund’s investments are concentrated, the Fund may perform poorly during that period.

When-Issued/Forward Commitment Securities – Each Fund may purchase or sell securities on a “when-issued” or “forward commitment” basis which involves a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. In accordance with SEC guidance, each Fund segregates liquid assets in an amount sufficient to satisfy the purchase price. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Fund’s net asset value to the extent each Fund makes such purchases while remaining substantially fully invested. Settlements in the ordinary course of business, which may take substantially more than three business days for non-U.S. securities, are not treated by the Funds as “when-issued” or “forward commitment” transactions.

3. FAIR VALUE MEASUREMENTS

A three-tier hierarchy has been established to measure fair value based on the extent of use of “observable inputs” as compared to “unobservable inputs” for disclosure purposes and requires additional disclosures about these valuations measurements. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the security developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the security developed based on the best information available in the circumstances.

The three-tier hierarchy is summarized as follows:

Level 1 – Quoted & Unadjusted Prices in active markets for identical investments
Level 2 – Other Significant Observable Inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of September 30, 2017 in valuing the Funds’ assets:

Westcore Small-Cap Growth Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$5,461,382	$–	$–	$5,461,382
Money Market Mutual Funds	156,554	–	–	156,554
Total	$5,617,936	$–	$–	$5,617,936

Westcore Small-Cap Growth Fund II
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$39,053,728	$–	$–	$39,053,728
Money Market Mutual Funds	718,295	–	–	718,295
Total	$39,772,023	$–	$–	$39,772,023

Westcore Global Large-Cap Dividend Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$52,183,121	$–	$–	$52,183,121
Money Market Mutual Funds	1,602,050	–	–	1,602,050
Total	$53,785,171	$–	$–	$53,785,171

Westcore Large-Cap Dividend Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$10,511,808	$–	$–	$10,511,808
Money Market Mutual Funds	46,299	–	–	46,299
Total	$10,558,107	$–	$–	$10,558,107

Westcore Mid-Cap Value Dividend Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$77,645,288	$–	$–	$77,645,288
Money Market Mutual Funds	3,038,833	–	–	3,038,833
Short Term Investments	–	3,142	–	3,142
Total	$80,684,121	$3,142	$–	$80,687,263

Westcore Mid-Cap Value Dividend Fund II
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$30,715,698	$–	$–	$30,715,698
Money Market Mutual Funds	922,324	–	–	922,324
Short Term Investments	–	1,244	–	1,244
Total	$31,638,022	$1,244	$–	$31,639,266

Westcore Smid-Cap Value Dividend Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$752,688	$–	$–	$752,688
Money Market Mutual Funds	15,525	–	–	15,525
Total	$768,213	$–	$–	$768,213

Westcore Small-Cap Value Dividend Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$194,983,411	$–	$–	$194,983,411
Money Market Mutual Funds	6,603,034	–	–	6,603,034
Total	$201,586,445	$–	$–	$201,586,445

Westcore Micro-Cap Opportunity Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$14,590,172	$–	$–	$14,590,172
Rights and Warrants	–	–	4,360	4,360
Money Market Mutual Funds	1,161,827	–	–	1,161,827
Total	$15,751,999	$–	$4,360	$15,756,359

Westcore International Small-Cap Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$76,819,216	$–	$–	$76,819,216
Money Market Mutual Funds	716,499	–	–	716,499
Short Term Investments	–	9,865	–	9,865
Total	$77,535,715	$9,865	$–	$77,545,580

Other Financial Instruments**
Assets
	$–	$219,850	$–	$219,850
Liabilities
	–	(292,496)	–	(292,496)
Total	$–	$(72,646)	$–	$(72,646)

Westcore Flexible Income Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Preferred Stock	$1,312,084	$–	$–	$1,312,084
Corporate Bonds
Financial Institutions	–	$4,122,305	–	4,122,305
Industrial	–	66,197,180	522,700	66,719,880
Utility	–	1,378,860	–	1,378,860
Commercial Mortgage-Backed Securities	–	1,291,806	1,489,217	2,781,023
Residential Mortgage-Backed Securities	–	664,647	–	664,647
Money Market Mutual Funds	1,253,564	–	–	1,253,564
Total	$2,565,648	$73,654,798	$2,011,917	$78,232,363

Westcore Plus Bond Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Preferred Stock
Financial Institutions	$7,946,839	$1,207,641	$–	$9,154,480
Corporate Bonds	–	452,739,788	–	452,739,788
Municipal Bonds	–	106,751,823	–	106,751,823
Asset Backed Securities	–	84,746,316	–	84,746,316
Collateralized Loan Obligations	–	18,658,199	–	18,658,199
Commercial Mortgage-Backed Securities	–	79,222,182	3,805,776	83,027,958
Mortgage-Backed Securities Passthrough	–	282,360,762	–	282,360,762
Residential Mortgage-Backed Securities	–	20,619,296	–	20,619,296
U.S. Treasury Bonds & Notes	–	145,365,920	–	145,365,920
Money Market Mutual Funds	33,600,103	–	–	33,600,103
Total	$41,546,942	$1,191,671,927	$3,805,776	$1,237,024,645

Westcore Municipal Opportunities Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Municipal Bonds	$–	$9,895,366	$–	$9,895,366
U.S. Treasury Obligations	–	1,493,584	–	1,493,584
Total	$–	$11,388,950	$–	$11,388,950

Westcore Colorado Tax-Exempt Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Municipal Bonds	$–	$237,461,105	$–	$237,461,105
Money Market Mutual Funds	555,484	–	–	555,484
Short Term Investments	–	187	–	187
Total	$555,484	$237,461,292	$–	$238,016,776

*	For detailed descriptions of industry and/or geography classifications, see the accompanying Portfolio of Investments.
**	Other financial instruments are derivative instruments not reflected in the Statements of Investments.

It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

The Westcore International Small-Cap Fund utilizes a fair value evaluation service with respect to international securities with an earlier market closing than the Fund’s net asset value computation cutoff. When events trigger the use of the fair value evaluation service on a reporting period date, it results in certain securities transferring from a Level 1 to a Level 2 classification. When the trigger is not met at period end it could result in securities transferring from a Level 2 to a Level 1 classification. The transfer amount disclosed in the table below represents the value of the securities as of September 30, 2017 transferred in/(out) of Level 1 and Level 2 during the reporting period that were also held as of December 31, 2016.

The Westcore International Small-Cap Fund had the following transfers out of Level 2 at September 30, 2017:

	Level 1- Quoted and Unadjusted Prices		Level 2- Other Significant Observable Inputs
	Transfers In	Transfers (Out)	Transfers In	Transfers (Out)
Common Stock	$23,353,419	$-	$-	$(23,353,419)
Total	$23,353,419	$-	$-	$(23,353,419)

There were no significant Level 3 securities held in any of the Funds, except Westcore Flexible Income and Westcore Plus Bond Funds, at September 30, 2017.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Westcore Flexible Income Fund

Westcore Flexible Income Fund
Investments in Securities	Balance as of December 31, 2016	Accrued discount/ premium	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Net sales proceeds	Transfer in and/ or (out) of Level 3	Balance as of September 30, 2017	Net change in unrealized appreciation/ (depreciation) attributable to Level 3 investments still held at September 30, 2017
Corporate Bonds	$-	$-	$-	$-	$-	$522,700	$522,700	$23,634
Commercial Mortgage-Backed Security	$1,603,359	$14,038	$-	$(46,029)	$(82,151)	$-	$1,489,217	$(46,029)
Total	$1,603,359	$14,038	$-	$(46,029)	$(82,151)	$522,700	$2,011,917	$(22,395)

Westcore Plus Bond Fund
Investments in Securities	Balance as of December 31, 2016	Accrued discount/ premium	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Net sales proceeds	Transfer in and/ or (out) of Level 3	Balance as of September 30, 2017	Net change in unrealized appreciation/ (depreciation) attributable to Level 3 investments still held at September 30, 2017
Commercial Mortgage-Backed Security	$4,097,474	$35,874	$-	$(117,631)	$(209,941)	$-	$3,805,776	$(117,631)
Total	$4,097,474	$35,874	$-	$(117,631)	$(209,941)	$-	$3,805,776	$(117,631)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For fair value measurements using significant other observable inputs (Level 2), the Funds generally utilize an independent pricing service which utilizes evaluated pricing models that vary by asset class and incorporate available trade, bid and other market information, and for structured securities also incorporate cash flow and, when available, loan performance data. The independent pricing service’s evaluated pricing models apply available market information through processes such as benchmark curves, benchmarking of similar securities, and sector groupings. For certain securities, the independent pricing service uses model processes, such as the Option Adjusted Spread (benchmark driven) model, to assess interest rate impact and develop prepayment scenarios. With respect to trades and bids, the independent pricing service reviews the lot size to determine whether the information is representative of an orderly trading market. If the independent pricing service determines that trade or bid information is not consistent with other information available, the trade or bid will not be reflected in the evaluated price.

Corporate bonds, Municipal bonds, U.S. Government & Agency Obligations, and U.S. Treasury bonds & Notes are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Forward foreign currency contracts are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services.

In the event the independent pricing service is unable to provide an evaluated price for a security or Denver Investment Advisors LLC (the “Adviser or “Denver Investments”) believes the price provided is not reliable, securities of the Funds may be valued in good faith as described above in Note 2. In these instances, the compliance department will typically seek input from the investment team of the Fund since they are typically the most knowledgeable of the relevant factors in valuing the securities. Denver Investments may seek to find an alternative independent source, such as a broker/dealer to provide a price quote, or by using evaluated pricing models similar to the techniques and models used by the independent pricing service. These fair value measurement techniques may utilize unobservable inputs (Level 3).

At least quarterly, Denver Investments receives a report on the pricing for all fair valued securities during the period along with any actual sales prices, broker quotes and/or pricing from the independent pricing service. Denver Investments uses this information to analyze changes in fair value measurements over the period and as a back test of pricing methods.

Then on at least a quarterly basis, Denver Investments presents the factors considered in determining the fair value measurements to the Audit Committee which meets at least quarterly. The Audit Committee then will provide a recommendation to the Board for approval of the fair value measurements.

The table below provides additional information about the Level 3 Fair Value Measurements as of September 30, 2017:

Quantitative Information about Level 3 Fair Value Measurements	Fair Value at September 30, 2017	Valuation Technique	Unobservable Input(a)	Level/Range
Westcore Flexible Income Fund
Corporate Bonds	$522,700	Adjusted Trading Levels of ex-rights securities	Liquidity Adjustment	10%
Commercial Mortgage-Backed Security	$1,489,217	Adjusted Spread Pricing*	Comparability Adjustment Liquidity Adjustment	0.85% 1.00%
Total	$2,011,917

Westcore Plus Bond Fund
Commercial Mortgage-Backed Security	$3,805,776	Adjusted Spread Pricing*	Comparability Adjustment Liquidity Adjustment	0.85% 1.00%
Total	$3,805,776

*	Denver Investments identifies comparable security(ies) and obtains market observable spreads to Treasuries, and then adjusts for appropriate comparability or liquidity adjustments.

(a)	A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Comparability Adjustment	Decrease	Increase
Liquidity Adjustment	Decrease	Increase

Item 2 - Controls and Procedures.

(a)
The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date.

(b)
There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WESTCORE TRUST

By:	/s/ Janice M. Teague
Janice M. Teague
Principal Executive Officer

Date:	November 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Janice M. Teague
Janice M. Teague
Principal Executive Officer

Date:	November 29, 2017

By:	/s/ Jasper R. Frontz
Jasper R. Frontz
Principal Financial Officer

Date:	November 29, 2017